FIDELITY


(REGISTERED TRADEMARK)
RETIREMENT GROWTH
FUND
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996          PAST 1   PAST 5    PAST 10
                                         YEAR     YEARS     YEARS

Retirement Growth                        13.45%   111.70%   286.16%

S&P 500(registered trademark)            27.86%   130.90%   310.22%

Capital Appreciation Funds               18.05%   109.58%   243.35%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of 185 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and excludes the effects of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996      PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Retirement Growth                    13.45%   16.18%   14.47%

S&P 500                              27.86%   18.21%   15.16%

Capital Appreciation Funds Average   18.05%   15.37%   12.29%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19961130 19961209 103224 S00000000000001
             Retirement Growth           SP Standard & Poor 500
             00073                       SP001
  1986/11/30      10000.00                    10000.00
  1986/12/31       9633.79                     9745.00
  1987/01/31      10985.91                    11057.65
  1987/02/28      11720.78                    11494.43
  1987/03/31      12143.89                    11826.62
  1987/04/30      12151.31                    11721.36
  1987/05/31      12388.85                    11823.34
  1987/06/30      12804.53                    12420.42
  1987/07/31      13791.78                    13050.13
  1987/08/31      14207.46                    13536.90
  1987/09/30      14096.12                    13240.44
  1987/10/31      10295.58                    10388.45
  1987/11/30       9605.25                     9532.44
  1987/12/31      10531.80                    10257.86
  1988/01/31      10716.40                    10689.72
  1988/02/29      11629.67                    11187.86
  1988/03/31      11619.96                    10842.15
  1988/04/30      11833.70                    10962.50
  1988/05/31      11775.41                    11057.87
  1988/06/30      12387.49                    11565.43
  1988/07/31      12241.76                    11521.48
  1988/08/31      11901.71                    11129.75
  1988/09/30      12261.19                    11603.88
  1988/10/31      12348.63                    11926.47
  1988/11/30      12193.18                    11755.92
  1988/12/31      12166.89                    11961.65
  1989/01/31      13105.85                    12837.24
  1989/02/28      12838.99                    12517.59
  1989/03/31      13175.03                    12809.25
  1989/04/30      13797.71                    13474.05
  1989/05/31      14064.57                    14019.75
  1989/06/30      13866.89                    13939.84
  1989/07/31      15171.55                    15198.61
  1989/08/31      15349.46                    15496.50
  1989/09/30      15576.78                    15432.96
  1989/10/31      15033.18                    15074.92
  1989/11/30      15438.41                    15382.45
  1989/12/31      15866.94                    15751.63
  1990/01/31      15085.23                    14694.69
  1990/02/28      15242.91                    14884.25
  1990/03/31      15369.06                    15278.69
  1990/04/30      14927.54                    14896.72
  1990/05/31      16325.68                    16349.15
  1990/06/30      16693.62                    16237.98
  1990/07/31      16630.54                    16186.01
  1990/08/31      14927.54                    14722.80
  1990/09/30      13340.17                    14005.80
  1990/10/31      12909.17                    13945.57
  1990/11/30      13802.72                    14846.46
  1990/12/31      14255.62                    15260.67
  1991/01/31      14912.75                    15926.04
  1991/02/28      16142.23                    17064.75
  1991/03/31      16566.19                    17477.72
  1991/04/30      16672.18                    17519.66
  1991/05/31      17223.33                    18276.51
  1991/06/30      16121.03                    17439.45
  1991/07/31      17170.33                    18252.13
  1991/08/31      17901.66                    18684.70
  1991/09/30      18124.24                    18372.67
  1991/10/31      18770.78                    18618.86
  1991/11/30      18240.83                    17868.52
  1991/12/31      20754.03                    19912.68
  1992/01/31      20799.57                    19542.31
  1992/02/29      21095.57                    19796.35
  1992/03/31      20446.65                    19410.33
  1992/04/30      20674.34                    19980.99
  1992/05/31      21061.42                    20078.90
  1992/06/30      20287.27                    19779.72
  1992/07/31      20981.72                    20588.71
  1992/08/31      20412.50                    20166.64
  1992/09/30      20651.57                    20404.61
  1992/10/31      21300.49                    20476.03
  1992/11/30      22507.25                    21174.26
  1992/12/31      22953.18                    21434.70
  1993/01/31      23525.61                    21614.75
  1993/02/28      22785.64                    21908.71
  1993/03/31      23427.88                    22370.99
  1993/04/30      23246.38                    21829.61
  1993/05/31      24475.01                    22414.64
  1993/06/30      24796.13                    22479.65
  1993/07/31      24963.68                    22389.73
  1993/08/31      26359.85                    23238.30
  1993/09/30      26457.59                    23059.36
  1993/10/31      27239.45                    23536.69
  1993/11/30      26890.40                    23313.09
  1993/12/31      28032.59                    23595.18
  1994/01/31      28824.69                    24397.42
  1994/02/28      28528.98                    23736.25
  1994/03/31      27221.59                    22701.35
  1994/04/30      27470.62                    22991.92
  1994/05/31      27657.39                    23368.99
  1994/06/30      27050.39                    22796.45
  1994/07/31      27735.21                    23544.18
  1994/08/31      29073.72                    24509.49
  1994/09/30      28746.87                    23909.00
  1994/10/31      28871.39                    24446.96
  1994/11/30      28030.93                    23556.60
  1994/12/31      28049.71                    23905.94
  1995/01/31      28172.26                    24525.82
  1995/02/28      28818.10                    25481.60
  1995/03/31      29429.02                    26233.56
  1995/04/30      30197.04                    27006.14
  1995/05/31      30581.04                    28085.57
  1995/06/30      31209.42                    28738.00
  1995/07/31      32728.00                    29690.95
  1995/08/31      32972.37                    29765.47
  1995/09/30      33688.02                    31021.58
  1995/10/31      32954.92                    30910.83
  1995/11/30      34037.12                    32267.82
  1995/12/31      34860.20                    32889.29
  1996/01/31      35378.91                    34008.85
  1996/02/29      35745.03                    34324.11
  1996/03/31      35860.64                    34654.65
  1996/04/30      36997.55                    35165.46
  1996/05/31      37325.13                    36072.38
  1996/06/30      36515.81                    36209.81
  1996/07/31      34453.97                    34610.06
  1996/08/31      35051.32                    35339.99
  1996/09/30      36650.70                    37328.92
  1996/10/31      36361.65                    38358.45
  1996/11/29      38616.19                    41022.00
IMATRL PRASUN   SHR__CHT 19961130 19961209 103230 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Retirement Growth Fund on November 30, 1986. As the chart shows, by November 30, 1996, the value of the investment would have grown to $38,616 - a 286.16% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,022 - a 310.22% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
NOTE TO SHAREHOLDERS: Fergus Shiel became Portfolio Manager of Fidelity Retirement Growth Fund on June 3, 1996.
Q. FERGUS, HOW DID THE FUND PERFORM?
A. For the 12 months that ended November 30, 1996, the fund had a return of 13.45%. To see how the fund fared relative to its peers, the capital appreciation funds average was up 18.05% over the same period, according to Lipper Analytical Services. The Standard & Poor's 500 Index, a common measuring stick for the U.S. stock market, had a 12-month return of 27.86% as of November 30, 1996.
Q. THROUGH THE FIRST SIX MONTHS OF THE PERIOD, THE FUND'S RETURNS WERE MORE COMPARABLE TO THAT OF THE S&P 500. WHAT HAPPENED IN THE SECOND HALF?
A. Like its peers in the capital appreciation group, the fund lost ground to the S&P 500 due to the phenomenal success of large-cap stocks - equity securities of the larger, household-name companies. The top 50 stocks in the S&P enjoyed a heck of a ride. My strategy involves a disciplined stock-by-stock approach that doesn't always lead me to the larger-sized stocks. Though the fund did own some of these bigger stocks, I felt it important not to abandon my valuation and growth disciplines. I've always tried to buy the best value for the money while simultaneously keeping my eye on a company's fundamental characteristics. My feeling was that some of the larger stocks were expensive.
Q. THE U.S. STOCK MARKET HAS CERTAINLY BEEN AN APPEALING INVESTMENT VEHICLE OVER THE PAST 12 MONTHS. WHAT'S YOUR TAKE ON THE OVERALL ENVIRONMENT YOU'VE SEEN?
A. There's been a dramatic increase in the amount of money - both domestic and international - flowing into the U.S. markets. In the overall economy, the rate of money growth has outpaced actual economic growth, and I think the surplus has flowed into the financial markets. Popular averages, heavily weighted by large-capitalization stocks, have done exceptionally well. For smaller companies, it became difficult to increase earnings without possessing "pricing power," or the flexibility to price their own products. As a result, many of these companies had a hard time competing with the bigger firms.
Q. WERE THERE ANY UNDERLYING THEMES TO YOUR STOCK PICKING DURING THE
PERIOD?
A. There were a couple. While overseas money was streaming into the U.S., I made some fairly significant investments in French-based, information technology processing companies. Because Europe is about five years behind the U.S. in terms of outsourcing information technology usage, I think that area presents strong future potential. The other area I liked was gaming stocks. Gaming stocks typically grow in value when companies add to existing capacity, and there's a new building cycle underway in Las Vegas.
Q. LET'S TALK ABOUT SECTORS FOR A MOMENT. DOES THE SECTOR IN WHICH A PARTICULAR STOCK RESIDES INFLUENCE YOUR STRATEGY? ALONG THOSE LINES, HOW DID THE FUND'S TECHNOLOGY AND RETAIL STOCKS PERFORM?
A. While I'm not oblivious to my sector weightings, I do try to maintain a stock-by-stock mentality. If I see a sector position getting a little too large or small for my liking, I'll try to correct that. But it's not the first thing I think of when I wake up in the morning. Concerning technology specifically, many of my tech holdings are oriented toward information services, a steady, recurring business. In the cyclical technology area, there were signs of slowing demand, so I don't think the technology market is as healthy as many think. Retail stocks, on the other hand, bounced back a little from three years of subpar performance. This was driven by easier year-over-year sales comparisons and corporate restructuring by some large retailers such as Dayton-Hudson Corp. and Woolworth's. However, shoppers are not back in droves and the industry may still suffer from overcapacity.
Q. WHICH INDIVIDUAL STOCKS PLAYED SIGNIFICANT ROLES IN DETERMINING THE FUND'S RETURN?
A. On the positive end of the spectrum, Dayton-Hudson Corp., a multi-business retailing entity based in Minneapolis, was a strong turnaround story. It showed good return on capital and was able to improve some of its existing businesses. The fund's financial stocks, including Citicorp and First Bank System, also held their own. As far as disappointments, Best Buy - a low-margin electronic superstore chain - saw performance drop due to a fall-off in sales and brutal competition in the overall consumer electronics area.
Q. WHAT'S YOUR OUTLOOK?
A. I'm bullish. I think the market can still go up from here. The U.S. economy as a whole is in good shape, and it's my feeling that there's no concrete inflation anywhere in the world right now. U.S. companies are among the most efficient and productive companies in the world. I think the stock market will continue to be an attractive place to be.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: capital appreciation
by investing mainly in
common stocks with the
potential for growth
FUND NUMBER: 073
TRADING SYMBOL: FDFFX
START DATE: March 25, 1983
SIZE: as of November 30,
1996, more than $4.2 billion
MANAGER: J. Fergus Shiel,
since June 1996; manager,
Fidelity Trend Fund, 1995-
1996; Fidelity Dividend
Growth Fund, 1994-1995;
Fidelity Select Broadcast &
Media Portfolio, 1993;
Fidelity Select
Telecommunications
Portfolio, 1992- 1994;
Fidelity Select Consumer
Products Portfolio,
1991-1992; joined Fidelity in
1989
(checkmark)
FERGUS SHIEL EXPLORES THE
POPULARITY OF THE U.S.
STOCK MARKET:
"Two specific factors behind
the market's surge have been
an increase in efficiency
within corporate America and
the appeal the U.S. market
has held for worldwide
investors. Corporate
managements have
increased their overall
productivity; they are now
more financially focused in
terms of return on capital and
cash flow generation.
Companies have become
adept at concerning
themselves with shareholder
value. For instance, rather
than dissipating shareholders'
funds by making illogical
acquisitions, companies are
more inclined to focus on
existing operations or return
excess capital to their
shareholders. At the same
time, overseas investors have
been underweighted in U.S.
equities. Relative to the
rest of the world, however,
the U.S. offers a stable
economy, a
shareholder-friendly
environment, large liquid
stocks and an appreciating
currency. These factors
should continue to make the
U.S. markets quite appealing
to foreign investors."
INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                            % OF FUND'S    % OF FUND'S
                                            INVESTMENTS    INVESTMENTS
                                                           IN THESE STOCKS
                                                           6 MONTHS AGO

General Electric Co.                        3.0            0.0

Intel Corp.                                 2.7            0.1

Citicorp                                    2.1            0.0

Coca-Cola Co. (The)                         1.9            0.0

Mirage Resorts, Inc.                        1.9            0.1

Tyco International Ltd.                     1.8            1.0

SunGard Data Systems, Inc.                  1.8            1.5

Ceridian Corp.                              1.6            1.6

Circus Circus Enterprises, Inc.             1.6            0.1

Affiliated Computer Services, Inc. Class    1.4            0.0
A

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                                          % OF FUND'S    % OF FUND'S
                                          INVESTMENTS    INVESTMENTS
                                                         IN THESE MARKET
                                                         SECTORS
                                                         6 MONTHS AGO

Technology                                18.6           6.7

Media & Leisure                           13.8           12.5

Finance                                   13.5           2.7

Health                                    10.4           4.4

Retail & Wholesale                        6.5            7.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Row: 1, Col: 1, Value: 2.6
Row: 1, Col: 2, Value: 1.4
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 46.0
Row: 1, Col: 1, Value: 14.2
Row: 1, Col: 2, Value: 5.4
Row: 1, Col: 3, Value: 40.0
Row: 1, Col: 4, Value: 40.4
Stocks 98.2%
Bonds 0.2%
Short-term
investments 1.6%
FOREIGN
INVESTMENTS 10.4%
Stocks 80.4%
Bonds 5.4%
Short-term
investments 14.2%
FOREIGN
INVESTMENTS 12.9%
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 3.2%
AEROSPACE & DEFENSE - 2.8%
Boeing Co.   357,600 $ 35,536
Lockheed Martin Corp.   260,200  23,581
McDonnell Douglas Corp.   718,100  37,970
Precision Castparts Corp.   72,500  3,398
Sundstrand Corp.   434,600  16,949
  117,434
SHIP BUILDING & REPAIR - 0.4%
General Dynamics Corp.   243,400  17,951
TOTAL AEROSPACE & DEFENSE   135,385
BASIC INDUSTRIES - 3.5%
CHEMICALS & PLASTICS - 2.8%
Avery Dennison Corp.   49,000  3,461
Cytec Industries, Inc.   4,000  148
du Pont (E.I.) de Nemours & Co.   314,400  29,632
Goodrich (B.F.) Co.   300,200  13,471
Monsanto Co.   528,500  21,008
Morton International, Inc.   298,800  12,064
Sealed Air Corp. (a)   384,400  15,953
Witco Corp.   625,100  18,987
  114,724
PACKAGING & CONTAINERS - 0.3%
Tupperware Corp.   266,500  14,124
PAPER & FOREST PRODUCTS - 0.4%
American Pad & Paper Co. (a)  183,800  3,630
Pentair, Inc.   401,500  11,644
  15,274
TOTAL BASIC INDUSTRIES   144,122
CONGLOMERATES - 2.3%
AlliedSignal, Inc.   305,900  22,407
Tyco International Ltd.   1,346,057  73,697
  96,104
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.0%
Sherwin-Williams Co.   22,800 $ 1,294
CONSTRUCTION - 0.2%
Compagnie de Saint Gobain  40,000  5,751
Sundance Homes, Inc. (a)   177,000  509
  6,260
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Beacon Properties Corp.   71,000  2,245
Cali Realty Corp.   232,300  6,563
  8,808
TOTAL CONSTRUCTION & REAL ESTATE   16,362
DURABLES - 2.8%
AUTOS, TIRES, & ACCESSORIES - 1.9%
Chrysler Corp.   1,044,700  37,087
General Motors Corp.   283,000  16,308
Scania AB Class B  207,400  5,234
Volvo AB Class B  846,600  18,593
  77,222
CONSUMER DURABLES - 0.8%
Minnesota Mining & Manufacturing Co.   360,300  30,175
Swedish Match Co.   1,281,900  4,199
  34,374
CONSUMER ELECTRONICS - 0.1%
Getinge Class B  300,000  5,785
TOTAL DURABLES   117,381
ENERGY - 2.2%
OIL & GAS - 2.2%
American Exploration Co.   31,500  516
Belco Oil & Gas Corp.   30,800  878
British Petroleum PLC:
Ord.   1,100,554  12,727
 ADR  232,876  32,311
Nationale Elf Aquitaine  110,000  9,606
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Occidental Petroleum Corp.   1,160,200 $ 27,845
Parker & Parsley Petroleum Co.   36,300  1,198
United Meridian Corp. (a)   111,700  5,697
TOTAL ENERGY   90,778
FINANCE - 13.3%
BANKS - 7.5%
Allied Irish Banks PLC  869,849  5,719
Bank of Ireland, Inc.   2,382,000  20,748
Bank of New York Co., Inc.   820,100  29,421
BankAmerica Corp.   385,000  39,655
Citicorp  796,200  86,985
Comerica, Inc.   288,500  16,877
Credit Local de France (b)  35,000  3,169
First Bank System, Inc.   751,500  54,766
NationsBank Corp.   405,100  41,978
SunTrust Banks, Inc.   266,700  13,535
Wachovia Corp.  41,100  2,466
  315,319
CREDIT & OTHER FINANCE - 1.4%
Axime SA Ex Segin (a)(b)  47,619  5,698
First Chicago NBD Corp.   248,100  14,576
First USA, Inc.   270,360  8,888
Group Axime  167,786  20,078
Irish Permanent PLC  260,000  2,112
MBNA Corp.   122,200  4,934
Woodchester Investments PLC Unit  988,802  3,491
  59,777
FEDERAL SPONSORED CREDIT - 0.5%
Federal National Mortgage Association  524,400  21,631
INSURANCE - 2.8%
Aetna, Inc.   748,893  54,014
Allstate Corp.   485,300  29,239
Irish Life PLC  1,222,399  5,653
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
MGIC Investment Corp.   202,300 $ 15,147
Paul Revere Corp.   349,900  11,066
  115,119
SECURITIES INDUSTRY - 1.1%
Merrill Lynch & Co., Inc.   331,600  26,611
Morgan Stanley Group, Inc.   315,000  18,939
  45,550
TOTAL FINANCE   557,396
HEALTH - 10.4%
DRUGS & PHARMACEUTICALS - 4.1%
American Home Products Corp.   725,600  46,620
Elan Corp. PLC ADR (a)  596,000  17,731
Merck & Co., Inc.   495,400  41,118
Pfizer, Inc.   274,900  24,638
Schering-Plough Corp.   514,500  36,658
Twinlab Corp.   500,000  6,000
  172,765
MEDICAL EQUIPMENT & SUPPLIES - 4.9%
AmeriSource Health Corp. Class A (a)  406,300  15,998
Bard (C.R.), Inc.   567,000  15,876
Becton, Dickinson & Co.   1,045,900  43,928
Boston Scientific Corp. (a)  290,100  16,935
InControl, Inc. (a)   78,800  694
Johnson & Johnson  817,400  43,424
McKesson Corp.  49,400  2,779
Medtronic, Inc.   238,100  15,744
Omnicare, Inc.   704,100  21,475
St. Jude Medical, Inc. (a)   604,200  25,225
  202,078
MEDICAL FACILITIES MANAGEMENT - 1.4%
Columbia/HCA Healthcare Corp.   432,800  17,312
HEALTHSOUTH Rehabilitation Corp. (a)   278,900  10,494
Health Management Associates, Inc.  Class A (a)  273,000  6,040
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Oxford Health Plans, Inc. (a)   267,200 $ 15,498
Tenet Healthcare Corp. (a)   420,500  9,409
  58,753
TOTAL HEALTH   433,596
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   175,600  15,804
INDUSTRIAL MACHINERY & EQUIPMENT - 4.3%
ELECTRICAL EQUIPMENT - 4.3%
Alcatel Alsthom Compagnie Generale d'Electricite SA  341,866  31,078
Emerson Electric Co.   175,500  17,221
General Electric Co.   1,218,700  126,745
General Instrument Corp. (a)   9,000  199
General Signal Corp.   100,000  4,312
  179,555
INDUSTRIAL MACHINERY & - 0.0%
Stanley Works  58,700  1,732
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   181,287
MEDIA & LEISURE - 13.8%
BROADCASTING - 1.2%
Time Warner, Inc.   1  -
TV 4 AB Class A  192,800  3,904
Viacom, Inc. Class B (non-vtg.) (a)  1,265,400  47,769
  51,673
ENTERTAINMENT - 2.0%
Cinergi Pictures Entertainment, Inc. (a)   245,500  499
Disney (Walt) Co.   522,100  38,505
MGM Grand, Inc. (a)   1,127,600  43,553
  82,557
LEISURE DURABLES & TOYS - 1.0%
Harley-Davidson, Inc.   949,200  42,121
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 5.2%
Aztar Corp. (a)  483,100 $ 3,503
Bally Entertainment Corp.   803,400  23,399
Circus Circus Enterprises, Inc. (a)   1,775,400  64,802
HFS, Inc. (a)   275,600  17,845
Millennium & Copthorne Hotels PLC (b)  200  1
Mirage Resorts, Inc. (a)   3,326,200  80,245
Rio Hotel & Casino, Inc. (a)   633,000  9,495
Sun International Hotels Ltd. Ord. (a)  345,996  17,170
  216,460
PUBLISHING - 3.5%
Times Mirror Co. Class A  431,700  22,610
Dun & Bradstreet Corp.   540,300  12,224
EMAP PLC  850,000  10,434
Gannett Co., Inc.   210,400  16,516
Independent Newspapers PLC  1,264,999  6,488
Knight-Ridder, Inc.   636,700  26,742
Schibsted AS, Series B  505,000  9,195
Scholastic Corp. (a)   367,300  27,364
VNU Ord.   760,000  15,500
  147,073
RESTAURANTS - 0.9%
Apple South, Inc.   878,900  12,964
J.D. Wetherspoon PLC  201,156  4,160
Lone Star Steakhouse Saloon  49,400  1,414
Starbucks Corp. (a)   513,100  17,766
  36,304
TOTAL MEDIA & LEISURE   576,188
NONDURABLES - 5.6%
BEVERAGES - 2.6%
Anheuser-Busch Companies, Inc.   615,300  26,073
Coca-Cola Co. (The)  1,577,900  80,670
  106,743
FOODS - 0.3%
General Mills, Inc.   226,000  14,351
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 2.7%
Clorox Co.   237,700 $ 24,780
Gillette Co.   534,200  39,397
Procter & Gamble Co.   439,200  47,763
  111,940
TOTAL NONDURABLES   233,034
RETAIL & WHOLESALE - 6.5%
APPAREL STORES - 0.5%
Ann Taylor Stores Corp. (a)   1,026,400  20,785
DRUG STORES - 0.1%
Walgreen Co.   148,200  6,187
GENERAL MERCHANDISE STORES - 1.9%
Dayton Hudson Corp.   1,371,900  53,333
Woolworth Corp. (a)   1,053,800  25,291
  78,624
GROCERY STORES - 1.5%
American Stores Co.   268,700  10,714
Kroger Co. (The) (a)  654,900  30,207
Safeway, Inc. (a)  539,900  21,934
  62,855
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
Bed Bath & Beyond, Inc. (a)  759,800  19,897
Lowe's Companies, Inc.   329,200  13,374
Officemax, Inc. (a)   379,600  5,504
Office Depot, Inc. (a)   180,300  3,516
PETsMART, Inc. (a)   200,200  5,105
Staples, Inc. (a)   857,700  16,940
Toys "R" Us, Inc. (a)   340,300  11,740
Viking Office Products, Inc. (a)   859,200  26,904
  102,980
TOTAL RETAIL & WHOLESALE   271,431
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 4.5%
ADVERTISING - 1.9%
ADVO, Inc.   1,389,500 $ 17,542
Aegis Group PLC  9,978,000  10,444
Interpublic Group of Companies, Inc.   281,900  13,954
More O'Ferrall  PLC  440,900  4,682
Omnicom Group, Inc.   651,800  33,242
  79,864
PRINTING - 0.6%
Harland (John H.) Co.   752,700  23,240
SERVICES - 2.0%
Catalina Marketing Corp. (a)  107,700  5,493
Ecolab, Inc.   340,500  13,237
Employee Solutions, Inc. (a)   416,800  7,711
Groupe Photo Services (GPS)  5,000  814
HCIA, Inc. (a)   309,300  8,892
HealthCare COMPARE Corp. (a)   638,000  27,354
Premier Technologies, Inc. (a)   500,000  11,625
Telespectrum Worldwide, Inc. (a)   542,500  9,629
  84,755
TOTAL SERVICES   187,859
TECHNOLOGY - 18.6%
COMMUNICATIONS EQUIPMENT - 1.4%
Aspect Telecommunications Corp. (a)   80,700  4,398
Ericsson (L.M.) Telephone Co. Class B ADR  1,068,500  32,990
Nokia Corp. AB sponsored ADR  313,700  17,607
Pairgain Technologies, Inc. (a)   56,100  3,583
  58,578
COMPUTER SERVICES & SOFTWARE - 12.1%
Affiliated Computer Services, Inc. Class A (a)  1,977,200  57,339
CBT Group PLC sponsored ADR (a)  266,400  15,318
CUC International, Inc. (a)   832,885  21,967
Cap Gemini Sogeti SA (a)  590,000  28,026
Ceridian Corp. (a)   1,407,500  67,736
Clarify, Inc. (a)  144,400  6,498
Computer Sciences Corp. (a)   336,445  26,453
Equifax Inc.   958,100  31,378
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
First Data Corp.   508,400 $ 20,272
HBO & Co.   281,200  15,993
Microsoft Corp. (a)   346,600  54,373
Netscape Communications Corp. (a)   242,600  13,555
Paychex, Inc.   207,300  11,091
Sabre Group Holdings, Inc. Class A (a)  157,800  4,616
Saville Systems Ireland PLC sponsored ADR (a)  100,000  4,162
Sema Group PLC  2,025,400  32,439
Shared Medical Systems Corp.   179,700  8,940
SunGard Data Systems, Inc. (a)   1,746,900  73,370
Wind River Systems, Inc. (a)   251,250  12,343
  505,869
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Diebold, Inc.   174,400  10,399
Symbol Technologies, Inc. (a)   319,100  14,878
  25,277
ELECTRONICS - 4.2%
Atmel Corp.   19,700  648
Intel Corp.   901,900  114,428
Linear Technology Corp.   670,000  31,574
Maxim Integrated Products, Inc. (a)   632,100  29,314
  175,964
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)   414,590  12,541
TOTAL TECHNOLOGY   778,229
TRANSPORTATION - 2.5%
AIR TRANSPORTATION - 2.0%
Atlantic Southeast Airlines, Inc.   387,600  8,818
Comair Holdings, Inc.   1,295,100  32,215
Northwest Airlines Corp. Class A (a)  887,900  35,849
Trans World Airlines, Inc. (a)   1,123,700  8,709
  85,591
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 0.5%
Wisconsin Central Transportation Corp.   503,900 $ 20,534
TOTAL TRANSPORTATION   106,125
UTILITIES - 3.7%
CELLULAR - 1.4%
AirTouch Communications, Inc. (a)   619,000  15,862
Century Telephone Enterprises, Inc.   481,600  15,351
Nera AS  75,000  3,070
360 Degrees Communications Co. (a)   980,300  23,282
  57,565
ELECTRIC UTILITY - 0.1%
Portland General Corp.   71,300  3,066
TELEPHONE SERVICES - 2.2%
Ameritech Corp.   278,200  16,379
Cincinnati Bell, Inc.   36,300  2,165
NYNEX Corp.   224,500  10,411
Pacific Telesis Group  1,105,900  40,918
SBC Communications, Inc.   230,600  12,135
Tele Danmark AS Class B  210,000  10,482
  92,490
TOTAL UTILITIES   153,121
TOTAL COMMON STOCKS
(Cost $3,571,812)   4,094,202
CONVERTIBLE PREFERRED STOCKS - 0.2%
FINANCE - 0.2%
INSURANCE - 0.2%
Aetna, Inc. Class C 6.25% (Cost $8,015)  113,181  8,404
CONVERTIBLE BONDS - 0.2%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S) (000S)
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
MIDCOM Communications, Inc. 8 1/4%,
8/15/03 (b) (Cost $7,319)  - $ 7,319 $ 7,465
CASH EQUIVALENTS - 1.6%
 SHARES
Taxable Central Cash Fund
(Cost $67,993)(c)    67,992,931  67,993
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,655,139)  $ 4,178,064
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,333,000 or 0.4% of net assets.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.6%
United Kingdom  2.6
France  2.5
Ireland  2.0
Sweden  1.7
Others (individually less than 1%)  1.6
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $3,662,269,000. Net unrealized appreciation aggregated $515,795,000, of which $575,051,000 related to appreciated investment securities and $59,256,000 related to depreciated investment securities.
The fund hereby designates approximately $378,654,000 as a capital gain dividend for the purpose of the dividend paid deduction.
The fund intends to elect to defer to its fiscal year ending November 30, 1997 approximately $14,860,000 of losses recognized during the period November 1, 1996 to November 30, 1996.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $3,655,139) -                         $ 4,178,064
See accompanying schedule

Cash                                                                            417

Receivable for investments sold                                                 102,543

Receivable for fund shares sold                                                 2,681

Dividends receivable                                                            4,237

Interest receivable                                                             746

Other receivables                                                               767

 TOTAL ASSETS                                                                   4,289,455

LIABILITIES

Payable for investments purchased                                   $ 73,902

Payable for fund shares redeemed                                     7,917

Accrued management fee                                               1,478

Other payables and accrued expenses                                  808

 TOTAL LIABILITIES                                                              84,105

NET ASSETS                                                                     $ 4,205,350

Net Assets consist of:

Paid in capital                                                                $ 3,225,186

Undistributed net investment income                                             52,707

Accumulated undistributed net realized gain (loss) on                           404,533
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   522,924
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 209,852 shares outstanding                                     $ 4,205,350

NET ASSET VALUE, offering price and redemption price per                        $20.04
share ($4,205,350 (divided by) 209,852 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                     $ 51,393
Dividends (including $992 received from affiliated
issuers)

Interest (including income on securities loaned of $7)                 29,933

 TOTAL INCOME                                                          81,326

EXPENSES

Management fee                                             $ 25,112
Basic fee

 Performance adjustment                                     (4,324)

Transfer agent fees                                         8,391

Accounting and security lending fees                        811

Non-interested trustees' compensation                       16

Custodian fees and expenses                                 426

Registration fees                                           83

Audit                                                       78

Legal                                                       42

Miscellaneous                                               40

 Total expenses before reductions                           30,675

 Expense reductions                                         (1,539)    29,136

NET INVESTMENT INCOME                                                  52,190

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain of          404,681
 $35,455 on sales of investments in affiliated issuers)

 Foreign currency transactions                              (137)      404,544

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      59,383

 Assets and liabilities in foreign currencies               10         59,393

NET GAIN (LOSS)                                                        463,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 516,127
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 52,190       $ 68,660
Net investment income

 Net realized gain (loss)                                  404,544        314,324

 Change in net unrealized appreciation (depreciation)      59,393         317,181

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           516,127        700,165
FROM OPERATIONS

Distributions to shareholders                              (68,464)       (34,963)
From net investment income

 From net realized gain                                    (312,726)      (310,283)

 TOTAL DISTRIBUTIONS                                       (381,190)      (345,246)

Share transactions                                         659,602        789,784
Net proceeds from sales of shares

 Reinvestment of distributions                             380,575        344,637

 Cost of shares redeemed                                   (939,573)      (682,351)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           100,604        452,070
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  235,541        806,989

NET ASSETS

 Beginning of period                                       3,969,809      3,162,820

 End of period (including undistributed net investment    $ 4,205,350    $ 3,969,809
income of $52,707 and $67,851, respectively)

OTHER INFORMATION
Shares

 Sold                                                      35,293         45,146

 Issued in reinvestment of distributions                   21,160         21,376

 Redeemed                                                  (50,139)       (38,605)

 Net increase (decrease)                                   6,314          27,917



FINANCIAL HIGHLIGHTS
                 YEARS ENDED NOVEMBER 30,

                                1996        1995   1994 B   1993   1992

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 19.50     $ 18.01   $ 19.26   $ 19.77   $ 17.21
of period

Income from Investment
Operations

 Net investment income           .26         .34       .19       .09       .14

 Net realized and                2.14        3.09      .58       3.09      3.66
 unrealized gain (loss)

 Total from investment           2.40        3.43      .77       3.18      3.80
 operations



Less Distributions

 From net investment             (.34) C     (.20)     (.14)     (.16)     (.20)
income

 From net realized gain          (1.52) C    (1.74)    (1.88)    (3.53)    (1.04)

 Total distributions             (1.86)      (1.94)    (2.02)    (3.69)    (1.24)

Net asset value, end            $ 20.04     $ 19.50   $ 18.01   $ 19.26   $ 19.77
of period

TOTAL RETURN A                   13.45%      21.43%    4.24%     19.47%    23.39%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 4,205     $ 3,970   $ 3,163   $ 2,688   $ 2,166
(in millions)

Ratio of expenses to average     .74%        .99%      1.07%     1.05%     1.02%
net assets

Ratio of expenses to             .70%        .99%      1.07%     1.05%     1.02%
average net assets after        D
expense reductions

Ratio of net investment          1.26%       1.92%     1.13%     .80%      1.01%
income to average net
assets

Portfolio turnover rate          230%        108%      72%       101%      138%

Average commission rate E       $ .0307


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
C THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Retirement Growth Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $8,835,775,000 and $8,628,776,000, respectively, of which U.S. government and government agency obligations aggregated $238,069,000 and $233,487,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
adjustment (up to a maximum of (plus/minus) .20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .50% of average net assets after the performance adjustment. DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $5,000 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.
ACCOUNTING AND SECURITY
LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,165,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,368,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses.
During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $162,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
AFC Cable Systems, Inc.  $ - $ 8,244 $ - $ -
American Banker Insurance Group   -  32,971  310  -
Bradlees, Inc.   -  2,477  -  -
Bugaboo Creek Steak House, Inc.   -  2,900  -  -
CFC International   -  617  -  -
Cable Design Technology Corp.   -  4,506  -  -
Carlisle Plastics, Inc. Class A   1,713  -  -  -
Cinergi Pictures Entertainment, Inc.   -  5,317  -  -
Cole National Corp. Class A   -  12,150  -  -
Cygnus, Inc.   -  7,348  -  -
Fred's, Inc. Class A   -  16,016  46  -
Gametek, Inc.   -  1,404  -  -
Image Industries, Inc.   -  4,800  -  -
Innovative International Holdings Ltd.   -  886  165  -
Just Toys, Inc.   14  2,865  -  -
K-Swiss, Inc. Class A   -  2,205  6  -
Kentucky Electric Steel, Inc.   -  1,560  -  -
Lechters, Inc.   482  18,576  -  -
Libbey, Inc.   -  8,132  82  -
Maxwell Shoe, Inc. Class A   -  8,582  -  -
OroAmerica, Inc.   -  293  -  -
People's Choice TV Corp.   -  15,543  -  -
Pillowtex Corp.   -  7,452  49  -
QNI Ltd.   9,192  14,012  311  -
Quantum Restaurant Group, Inc.   -  5,119  -  -
Rexene Corp.   -  603  23  -
Rhodes, Inc.   -  6,610  -  -
Sierra On-line, Inc.   6,929  26,327  -  -
SunGard Data Systems, Inc.   -  12,899  -  -
Whole Foods Market, Inc.   -  17,578  -  -
Wireless One, Inc.   433  2,348  -  -
TOTALS  $ 18,763 $ 250,340 $ 992 $ -
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Retirement Growth Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Retirement Growth Fund (a fund of Fidelity Financial Trust) at November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Retirement Growth's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/s/:Price Waterhouse LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 3, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Retirement Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
12/23/96 12/20/96 $.26 $2.05
A total of 8.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 26% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of these percentages for use in preparing 1996 income tax returns.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Fergus Shiel, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

CONVERTIBLE SECURITIES
FUND
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (income) and capital gains (the profits the fund earns when it sells securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996               PAST 1   PAST 5    LIFE OF
                                              YEAR     YEARS     FUND

Convertible Securities                        16.02%   106.08%   263.63%

Merrill Lynch Convertible Securities          16.35%   104.13%   n/a
Index

Convertible Securities Funds                  15.88%   90.43%    n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on January 5, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch Convertible Securities Index - a market capitalization weighted index of over 450 non-mandatory domestic corporate convertible securities. To measure how the fund's performance stacked up against its peers, you can compare it to the convertible securities funds average, which reflects the performance of 42 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996              PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

Convertible Securities                       16.02%   15.56%   13.91%

Merrill Lynch Convertible Securities Index   16.35%   15.34%   n/a

Convertible Securities Funds Average         15.88%   13.63%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Fidelity Conv Sec.          FB Conv. Sec. Index
             00308                       FB002
  1987/01/31      10000.00                    10000.00
  1987/02/28      10350.19                    10414.00
  1987/03/31      10437.74                    10521.26
  1987/04/30      10282.10                    10523.37
  1987/05/31      10252.92                    10554.94
  1987/06/30      10429.22                    10775.54
  1987/07/31      10949.70                    11215.18
  1987/08/31      11195.21                    11439.48
  1987/09/30      11119.15                    11271.32
  1987/10/31       9020.63                     9151.19
  1987/11/30       9000.74                     8857.43
  1987/12/31       9253.19                     9308.28
  1988/01/31       9598.16                     9567.05
  1988/02/29       9993.85                    10007.13
  1988/03/31      10126.04                     9973.11
  1988/04/30      10321.56                    10179.55
  1988/05/31      10249.53                    10078.77
  1988/06/30      10675.20                    10466.80
  1988/07/31      10602.16                    10357.95
  1988/08/31      10445.63                    10174.61
  1988/09/30      10582.76                    10356.74
  1988/10/31      10752.09                    10488.27
  1988/11/30      10593.35                    10317.31
  1988/12/31      10723.60                    10556.67
  1989/01/31      11181.78                    11030.67
  1989/02/28      11301.78                    11028.46
  1989/03/31      11630.82                    11171.83
  1989/04/30      12062.00                    11547.21
  1989/05/31      12338.39                    11781.61
  1989/06/30      12437.48                    11695.61
  1989/07/31      12997.22                    12031.27
  1989/08/31      13422.63                    12295.96
  1989/09/30      13433.82                    12188.99
  1989/10/31      13161.97                    11803.81
  1989/11/30      13377.19                    11996.22
  1989/12/31      13542.01                    12009.41
  1990/01/31      13040.03                    11531.44
  1990/02/28      13191.79                    11683.65
  1990/03/31      13450.80                    11862.41
  1990/04/30      13344.43                    11597.88
  1990/05/31      13876.31                    12160.38
  1990/06/30      14031.25                    12145.78
  1990/07/31      13935.55                    12037.69
  1990/08/31      13014.49                    11344.32
  1990/09/30      12372.25                    10848.57
  1990/10/31      12129.89                    10442.83
  1990/11/30      12760.02                    10953.49
  1990/12/31      13150.08                    11182.42
  1991/01/31      13965.02                    11684.51
  1991/02/28      14866.39                    12382.07
  1991/03/31      15261.65                    12685.43
  1991/04/30      15436.49                    12813.55
  1991/05/31      15961.04                    13192.84
  1991/06/30      15657.98                    12824.76
  1991/07/31      16289.35                    13312.10
  1991/08/31      16908.09                    13808.64
  1991/09/30      17190.33                    13783.78
  1991/10/31      17930.53                    13982.27
  1991/11/30      17164.81                    13645.30
  1991/12/31      18244.09                    14438.09
  1992/01/31      19164.97                    14838.02
  1992/02/29      19792.23                    15222.33
  1992/03/31      19458.45                    15095.98
  1992/04/30      19620.16                    15268.08
  1992/05/31      19997.47                    15545.96
  1992/06/30      19878.15                    15472.89
  1992/07/31      20422.38                    15898.39
  1992/08/31      20027.81                    15798.23
  1992/09/30      20504.91                    16114.20
  1992/10/31      20985.60                    16152.87
  1992/11/30      21658.57                    16619.69
  1992/12/31      22261.36                    16988.65
  1993/01/31      23005.79                    17518.69
  1993/02/28      22604.94                    17587.02
  1993/03/31      23729.83                    18230.70
  1993/04/30      23946.74                    18227.05
  1993/05/31      24539.62                    18546.03
  1993/06/30      24511.53                    18722.22
  1993/07/31      24759.71                    18915.05
  1993/08/31      25343.67                    19433.33
  1993/09/30      25638.09                    19652.92
  1993/10/31      26227.47                    20116.73
  1993/11/30      25976.98                    19812.97
  1993/12/31      26221.17                    20139.88
  1994/01/31      26874.71                    20717.90
  1994/02/28      26444.33                    20388.48
  1994/03/31      25286.77                    19556.63
  1994/04/30      24867.74                    19200.70
  1994/05/31      24771.04                    19242.94
  1994/06/30      24752.39                    19025.50
  1994/07/31      25193.23                    19562.02
  1994/08/31      26532.08                    19947.39
  1994/09/30      26366.37                    19594.32
  1994/10/31      26531.68                    19762.83
  1994/11/30      25837.39                    19045.44
  1994/12/31      25760.75                    19190.19
  1995/01/31      25760.75                    19165.24
  1995/02/28      26297.44                    19791.94
  1995/03/31      27074.58                    20314.45
  1995/04/30      27684.52                    20775.59
  1995/05/31      27989.49                    21388.47
  1995/06/30      28689.58                    22167.01
  1995/07/31      29442.32                    22953.94
  1995/08/31      29784.47                    23194.95
  1995/09/30      30349.81                    23540.56
  1995/10/31      29607.46                    22817.86
  1995/11/30      30487.92                    23611.93
  1995/12/31      30753.32                    23741.79
  1996/01/31      31379.46                    24266.48
  1996/02/29      32134.92                    24919.25
  1996/03/31      32545.78                    25128.57
  1996/04/30      33308.29                    25714.07
  1996/05/31      33847.62                    26287.49
  1996/06/30      33473.24                    25664.48
  1996/07/31      31895.38                    24663.57
  1996/08/31      32778.23                    25581.05
  1996/09/30      33493.76                    26248.72
  1996/10/31      33892.27                    26411.46
  1996/11/30      35372.44                    26494.33
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123





$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Convertible Securities Fund on January 31, 1987, shortly after the fund started. As the chart shows, by November 30, 1996, the value of the investment would have grown to $35,372 - a 253.72% increase on the initial investment. For comparison, look at how the First Boston Convertible Securities Index - a market capitalization weighed index of over 250 convertible bonds and preferred stocks - did over the same period. (The Merrill Lynch Convertible Securities Index does not extend as far back as the fund's start date, and therefore is not appropriate for this comparison.) With dividends reinvested, the same $10,000 investment in the First Boston Convertible Securities Index would have grown to $26,494 - a 164.94% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks or bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
An interview with Robert Bertelson, Portfolio Manager of Fidelity Convertible Securities Fund
Q. BOB, HOW DID THE FUND PERFORM?
A. For the 12 months that ended November 30, 1996, the fund had a total return of 16.02%. The convertible securities funds average was 15.88%, according to Lipper Analytical Services. The Merrill Lynch Convertible Securities Index posted a 16.35% return over the same 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund benefited because I kept its portfolio more equity sensitive, as opposed to investing in securities that act more like bonds. A convertible security tends to act more like a bond when the issuing company's common stock declines in price after the convertible bond is issued. The convertible security provides regular income like a bond, but benefits to a smaller extent than equities from the initial positive influence of common stock price increases until the stock recovers to the original price level seen at the time of issuance. Conversely, a convertible bond can be more equity-sensitive if the underlying value of the common stock is at or above the price seen when the convertible security was issued. I've sought the more equity-sensitive securities, because they can increase in value more immediately when the price of the common stock goes up. In general, stocks have done well over the past year, so the fund was helped by its equity-sensitive orientation.
Q. WHY DID YOU POSITION THE FUND SO THAT IT WAS MORE EQUITY SENSITIVE?
A. I felt optimistic about the stock market, given the favorable backdrop, including controlled inflation and low interest rates. In addition, by owning more equity-sensitive bonds, I felt I was able to more fully leverage the in-depth research capabilities at Fidelity.
Q. WERE THERE ANY SECTORS THAT PROVIDED SIGNIFICANT OPPORTUNITIES?
A. I didn't pursue any particular sector strategies. Instead, I looked for what I determined to be high-quality companies in the convertible security universe, trying to locate companies with strong competitive positions and low valuations when compared to their growth rates. I also pursued the equity-sensitive theme I mentioned earlier.
Q. AT THE SAME TIME, THERE WERE SOME CHANGES IN THE FUND'S SECTOR WEIGHTINGS OVER THE PAST SIX MONTHS . . .
A. I reduced the fund's health investments because many of the fund's health holdings were securities that performed more like bonds and less like stocks. I increased energy investments because I saw a number of good opportunities in this sector. Fortunately, it's also a sector that's done quite well this year, due to strong oil and natural gas prices. Among the opportunities I found to be attractive were Pogo Producing and Noble Affiliates. While finance is the fund's top sector at 13.8%, that stake is a reflection of my attraction to the individual securities, not a broad sector strategy. It's important to add that some of the fund's finance holdings are convertible preferred stocks issued by corporations' financing subsidiaries, or securities issued by underwriters that are convertible into shares of companies in other sectors.
Q. YOU'VE ALSO INCREASED THE FUND'S PERCENTAGE OF NONDURABLES AND TECHNOLOGY INVESTMENTS . . .
A. I believe we're at a point in the economic cycle where profit growth will be more difficult to come by. In this type of climate, companies in the nondurables sector appeal to me because they tend to have more predictable earnings and free cash flow to buy back stock or make acquisitions - which can bolster the share price or improve earnings growth. In the technology sector, I found some attractively priced securities of companies that benefited from the continued efforts of corporate America to upgrade its hardware and software.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. The fund's investments in the airline industry - including Continental, USAir and TWA - were poor performers. That business normally does well in the summer, but was hit hard by higher-than-expected oil prices and the after-effects of the crash of TWA flight 800.
Q. WHAT'S YOUR OUTLOOK?
A. I think profit growth will become increasingly difficult for many corporations. That's because corporate profit margins are at or surpassing levels seen in previous economic cycles, and the underlying growth in the economy is not enough to sustain profit margins. Therefore, I believe higher-quality companies that are able to grow 10% to 20% will become increasingly sought after and driven to higher levels of valuation. I intend to continue focusing on companies that can provide this kind of growth, as well as the high-quality companies I believe investors should favor in this type of environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: capital appreciation
by investing mainly in
common stocks with the
potential for growth
FUND NUMBER: 073
TRADING SYMBOL: FDFFX
START DATE: March 25, 1983
SIZE: as of November 30,
1996, more than $4.2 billion
MANAGER: J. Fergus Shiel,
since June 1996; manager,
Fidelity Trend Fund, 1995-
1996; Fidelity Dividend
Growth Fund, 1994-1995;
Fidelity Select Broadcast &
Media Portfolio, 1993;
Fidelity Select
Telecommunications
Portfolio, 1992- 1994;
Fidelity Select Consumer
Products Portfolio,
1991-1992; joined Fidelity in
1989
(checkmark)
FERGUS SHIEL EXPLORES THE
POPULARITY OF THE U.S.
STOCK MARKET:
"Two specific factors behind
the market's surge have been
an increase in efficiency
within corporate America and
the appeal the U.S. market
has held for worldwide
investors. Corporate
managements have
increased their overall
productivity; they are now
more financially focused in
terms of return on capital and
cash flow generation.
Companies have become
adept at concerning
themselves with shareholder
value. For instance, rather
than dissipating shareholders'
funds by making illogical
acquisitions, companies are
more inclined to focus on
existing operations or return
excess capital to their
shareholders. At the same
time, overseas investors have
been underweighted in U.S.
equities. Relative to the
rest of the world, however,
the U.S. offers a stable
economy, a
shareholder-friendly
environment, large liquid
stocks and an appreciating
currency. These factors
should continue to make the
U.S. markets quite appealing
to foreign investors."
INVESTMENT CHANGES

TOP TEN INVESTMENTS AS OF NOVEMBER 30, 1996
                                              % OF FUND'S   % OF FUND'S
                                              INVESTMENTS   INVESTMENTS
                                                            6 MONTHS AGO

RJR Nabisco Holdings Corp. depositary         3.4           2.4
 shares representing 1/10 pfd., Series C

Philip Morris Companies, Inc.                 2.1           0.0

EMC Corp. Mass. 4 1/4%, 1/1/01                1.8           0.0

Tenet HealthCare Corp. 6%, 12/1/05            1.8           1.7

Valhi, Inc. liquid yield option notes 0%,     1.8           1.0
10/20/07

Alberto Culver Co. 5 1/2%, 6/30/05            1.6           1.4

MFS Communications, Inc. $2.68 depository     1.6           0.0
 shares representing 1/100 share (dividend
 enhanced) Series A

Vanstar Financing Trust $3.38                 1.5           0.0

Pogo Producing Co. 5 1/2%, 6/15/06            1.5           0.0

Cityscape Financial Corp. 6%, 5/1/06          1.5           0.0

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                                       % OF FUND'S   % OF FUND'S
                                       INVESTMENTS   INVESTMENTS
                                                     IN THESE MARKET
                                                     SECTORS
                                                     6 MONTHS AGO

Finance                                       13.8          11.5

Energy                                        12.5          5.5

Technology                                    12.2          10.5

Nondurables                                    8.8           4.7

Health                                         7.7           19.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **

Convertible
securities 75.5%
Stocks 16.0%
Short-term
investments 7.5%
Nonconvertible
bonds 1.0%
FOREIGN
INVESTMENTS 7.3%
Convertible
securities 81.4%
Stocks 14.4%
Short-term
investments 2.9%
Nonconvertible
bonds 1.3%
FOREIGN
INVESTMENTS 4.5%
Row: 1, Col: 1, Value: 1.3
Row: 1, Col: 2, Value: 7.5
Row: 1, Col: 3, Value: 16.0
Row: 1, Col: 4, Value: 35.2
Row: 1, Col: 5, Value: 40.0
Row: 1, Col: 1, Value: 1.3
Row: 1, Col: 2, Value: 2.9
Row: 1, Col: 3, Value: 14.4
Row: 1, Col: 4, Value: 41.4
Row: 1, Col: 5, Value: 40.0
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 46.1%
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - 45.1%
BASIC INDUSTRIES - 4.1%
CHEMICALS & PLASTICS - 1.8%
Valhi, Inc. liquid yield option notes
0%, 10/20/07  B1 $ 42,550 $ 20,318
IRON & STEEL - 1.4%
Hexcel Corp. 7%, 8/1/03  B2  4,850  6,341
Trimas Corp. 5%, 8/1/03   Ba3  8,871  10,157
  16,498
METALS & MINING - 0.9%
Cookson Group PLC 7%, 11/2/04  - GBP 5,850  9,812
TOTAL BASIC INDUSTRIES   46,628
CONSTRUCTION & REAL ESTATE - 2.3%
REAL ESTATE - 1.8%
Land Securities PLC 9 3/8%, 7/31/04  A1 GBP 3,000  5,927
Trizec Hahn Corp. 3 1/4%, 12/10/18  Ba2  15,000  15,450
  21,377
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Sizeler Property Investors, Inc. 8%, 7/15/03  -  6,150  5,351
TOTAL CONSTRUCTION & REAL ESTATE   26,728
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Titan Wheel International, Inc.
4 3/4%, 12/1/00  B2  5,895  6,455
ENERGY - 4.8%
ENERGY SERVICES - 1.8%
Baker Hughes, Inc. 0%, 5/5/08  A2  10,000  7,575
Nabors Industries, Inc. 5%, 5/1/06  Ba2  9,918  12,695
  20,270
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - 3.0%
Apache Corp. 6%, 1/15/02 (g)  Baa2 $ 2,000 $ 2,550
Garnet Resources Corp.
 9 1/2%, 12/21/98 (g)  -  4,500  900
Pogo Producing Co.:
5 1/2%, 3/15/04  B2  4,000  8,100
 5 1/2%, 6/15/06 (g)  B2  14,050  16,895
Swift  Energy Co. 6 1/4%, 11/15/06  B1  6,000  6,705
  35,150
TOTAL ENERGY   55,420
FINANCE - 6.0%
CREDIT & OTHER FINANCE - 5.5%
Aames Financial Corp. 5 1/2%, 3/15/06 (g)  B2  9,440  14,962
Cityscape Financial Corp. 6%, 5/1/06 (g)  -  15,850  16,682
Elan International Finance Ltd. liquid yield option
notes 0%, 10/16/12  Ba2  17,800  11,526
RAC Financial, Inc. 7 1/4%, 8/15/03 (g)  -  5,040  8,064
Sandoz Capital BVI Ltd. 2%, 10/6/02  -  10,000  11,450
  62,684
INSURANCE - 0.5%
Royal & Sun Alliance Insurance Group
PLC 7 1/4%, 11/30/08  - GBP 3,000  5,940
TOTAL FINANCE   68,624
HEALTH - 5.1%
DRUGS & PHARMACEUTICALS - 1.2%
Medimmune, Inc. 7%, 7/1/03 (g)  -  2,000  2,005
Roche Holdings, Inc. 0%, 9/23/08 (g)    15,000  11,925
  13,930
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
BEC Group, Inc. pay-in-kind 8%, 5/3/02  -  5,333  4,746
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 3.5%
Healthsource, Inc. 5%, 3/1/03 (g)  Ba3 $ 7,000 $ 5,478
Multicare Companies, Inc.:
7%, 3/15/03  (g)  B-  5,660  7,075
 7%, 3/15/03  B-  3,660  4,575
NovaCare, Inc. 5 1/2%, 1/15/00  B1  2,920  2,621
Tenet Healthcare Corp. 6%, 12/1/05  B1  19,490  20,464
  40,213
TOTAL HEALTH   58,889
HOLDING COMPANIES - 0.7%
Lonrho Finance PLC 6%, 2/27/04 (Bearer)  Ba3 GBP 5,000  7,756
INDUSTRIAL MACHINERY & EQUIPMENT - 2.6%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  4,000  4,240
Robbins & Myers, Inc. 6 1/2%, 9/1/03  -  4,000  4,240
  8,480
POLLUTION CONTROL - 1.9%
Sanifill, Inc. 5%, 3/1/06  Ba3  8,730  11,218
WMX Technologies, Inc. 2%, 1/24/05  A2  10,260  10,106
  21,324
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   29,804
MEDIA & LEISURE - 3.2%
BROADCASTING - 1.0%
Home Shopping Network, Inc.
5 7/8%, 3/1/06 (g)  B-  3,495  3,897
International Cabletel, Inc.
 7%, 6/15/08 (g)  Caa  5,000  4,550
Time Warner, Inc. liquid yield option notes
 0%, 6/22/13  Ba1  6,000  2,595
  11,042
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.7%
Hasbro Corp. 6%, 11/15/98  A3 $ 6,020 $ 8,428
LODGING & GAMING - 1.5%
Hilton Hotels Corp. 5%, 5/15/06  Baa2  10,940  11,979
WMS Industries, Inc. 5 3/4%, 12/1/02  B1  5,350  5,511
  17,490
TOTAL MEDIA & LEISURE   36,960
NONDURABLES - 2.2%
BEVERAGES - 0.6%
Grand Metropolitan PLC
 6 1/2%, 1/31/00 (g)  A2  6,000  7,095
HOUSEHOLD PRODUCTS - 1.6%
Alberto Culver Co. 5 1/2%, 6/30/05 (g)  -  13,700  18,187
TOTAL NONDURABLES   25,282
PRECIOUS METALS - 0.8%
Stillwater Mining Co. 7%, 5/1/03 (g)  -  9,500  9,120
RETAIL & WHOLESALE - 4.3%
APPAREL STORES - 0.7%
Charming Shoppers, Inc. 7 1/2%, 7/15/06  B2  2,356  2,356
Saks Holdings, Inc. 5 1/2%, 9/15/06  -  6,000  6,083
  8,439
GENERAL MERCHANDISE STORES - 1.0%
Proffitts, Inc. 4 3/4%, 11/1/03  B1  10,628  11,106
GROCERY STORES - 0.2%
Central Garden & Pet Co. 6%, 11/15/03 (g)  B1  2,000  2,040
RETAIL & WHOLESALE, MISCELLANEOUS - 2.4%
Corporate Express, Inc.
4 1/2%, 7/1/00 (g)  B  6,000  5,370
Home Depot, Inc. 3 1/4%, 10/1/01  A1  10,000  9,975
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Office Depot liquid yield option
notes 0%, 12/11/07  Baa3 $ 6,120 $ 3,825
Staples, Inc. 4 1/2%, 10/1/00 (g)  Ba3  8,280  8,901
  28,071
TOTAL RETAIL & WHOLESALE   49,656
TECHNOLOGY - 7.1%
COMPUTER SERVICES & SOFTWARE - 2.4%
Automatic Data Processing, Inc. 0%, 2/20/12  Aa3  21,000  11,708
InaCom Corp. 6%, 6/15/06 (g)  B2  6,000  8,880
National Data Corp. 5%, 11/1/03  -  7,000  7,000
  27,588
COMPUTERS & OFFICE EQUIPMENT - 4.3%
Applied Magnetics Corp. 7%, 3/15/06 (g)    5,130  8,439
EMC Corp. Mass. 4 1/4%, 1/1/01  Ba3  13,000  20,897
Quantum Corp. 5%, 3/1/03 (g)  B2  3,640  4,846
Synoptics Communications, Inc.
 5 1/4%, 5/15/03 (g)  Ba3  15,990  15,190
  49,372
ELECTRONICS - 0.4%
S3, Inc. 5 3/4%, 10/1/03 (g)  -  4,000  4,480
TOTAL TECHNOLOGY   81,440
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.4%
BAA PLC 5%, 3/29/06 (Bearer)  AA- GBP 3,000  5,171
Florida West Airlines, Inc.
 8%, 3/18/99 (c)(g)  -  2,000  100
  5,271
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
UTILITIES - 0.9%
GAS - 0.4%
Consolidated Natural Gas Co.
7 1/4%, 12/15/15  A2 $ 4,300 $ 4,714
TELEPHONE SERVICES - 0.5%
Cam-Net Communications Network, Inc.
11 1/2%, 4/4/98 (f)  -  2,275  1,138
MIDCOM Communications, Inc.
8 1/4%, 8/15/03 (g)  -  4,000  4,079
  5,217
TOTAL UTILITIES   9,931
TOTAL CONVERTIBLE BONDS   517,964
NONCONVERTIBLE BONDS - 1.0%
HEALTH - 1.0%
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Advanced Medical, Inc. 15%, 7/15/99  -  12,033  12,033
TOTAL CORPORATE BONDS
(Cost $497,413)   529,997
COMMON STOCKS - 16.0%
 SHARES
BASIC INDUSTRIES - 0.3%
METALS & MINING - 0.3%
Oregon Metallurgical Corp.   87,300  3,099
DURABLES - 0.2%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Ugly Duckling Corp. (a)   130,000  2,259
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 4.4%
OIL & GAS - 4.4%
Amerada Hess Corp.   100,000 $ 5,888
Belco Oil & Gas Corp. (a)   140,400  4,001
Chesapeake Energy Corp. (a)   133,700  8,741
Noble Affiliates, Inc.   329,618  15,532
Tosco Corp.   108,000  8,222
Vastar Resources, Inc.   194,800  7,816
  50,200
FINANCE - 1.2%
CREDIT & OTHER FINANCE - 0.1%
Delta Financial Corp. (a)   59,400  1,359
FEDERAL SPONSORED CREDIT - 0.4%
Federal National Mortgage Association  100,000  4,125
INSURANCE - 0.3%
GCR Holdings Ltd.  157,600  3,566
SAVINGS & LOANS - 0.4%
Long Island Bancorp., Inc.   150,000  4,790
TOTAL FINANCE   13,840
HEALTH - 0.8%
DRUGS & PHARMACEUTICALS - 0.7%
Bristol-Myers Squibb Co.   70,000  7,963
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
BEC Group, Inc. (a)   364,082  1,729
TOTAL HEALTH   9,692
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
ELECTRICAL EQUIPMENT - 0.7%
Premier Farnell PLC sponsored ADR  280,500  7,854
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Caterpillar, Inc.   120,000  9,495
Ingersoll-Rand Co.   100,000  4,650
  14,145
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   21,999
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 3.2%
FOODS - 0.3%
General Mills, Inc.   63,000 $ 4,001
HOUSEHOLD PRODUCTS - 0.4%
Clorox Co.   40,000  4,170
TOBACCO - 2.5%
Dimon, Inc.   97,700  2,027
Philip Morris Companies, Inc.   230,000  23,718
Universal Corp.   100,000  2,875
  28,620
TOTAL NONDURABLES   36,791
PRECIOUS METALS - 0.2%
William Resources, Inc. (rights) (a)(g)  3,000,000  2,290
RETAIL & WHOLESALE - 1.0%
APPAREL STORES - 0.6%
Ross Stores, Inc.   125,400  6,380
GENERAL MERCHANDISE STORES - 0.3%
Family Dollar Stores, Inc.   207,000  3,881
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Corporate Express, Inc.   40,000  1,120
TOTAL RETAIL & WHOLESALE   11,381
SERVICES - 0.5%
Medpartners, Inc. (a)  250,000  5,688
TECHNOLOGY - 2.2%
COMPUTER SERVICES & SOFTWARE - 0.7%
Cadence Design Systems, Inc. (a)   220,000  8,773
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Bay Networks, Inc. (a)   300,000  8,025
ELECTRONICS - 0.8%
Intel Corp.   70,000  8,881
TOTAL TECHNOLOGY   25,679
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Florida West Airlines, Inc. (c)   18,236 $ -
USAir Group, Inc.   60,000  1,395
  1,395
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
Cam-Net Communications Network, Inc. (a)(f)  875,935  175
MFS Communications, Inc.   3,235  156
  331
TOTAL COMMON STOCKS
(Cost $163,418)   184,644
CONVERTIBLE PREFERRED STOCKS - 30.4%
AEROSPACE & DEFENSE - 1.1%
DEFENSE ELECTRONICS - 1.1%
Loral Space & Communications Ltd. $3.00 (g)  220,000  12,320
BASIC INDUSTRIES - 1.3%
METALS & MINING - 0.9%
Reynolds Metals Co. $3.31  104,900  5,153
Timet Capital Trust I $3.3125 (g)  100,000  5,375
  10,528
PACKAGING & CONTAINERS - 0.4%
Crown Cork & Seal, Inc. $1.88  81,500  4,167
TOTAL BASIC INDUSTRIES   14,695
CONSTRUCTION & REAL ESTATE - 0.7%
BUILDING MATERIALS - 0.1%
Bird Corp. $1.85  87,250  1,440
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Felcor Suite Hotels, Inc., Series A, $1.95  250,000 $ 6,906
TOTAL CONSTRUCTION & REAL ESTATE   8,346
DURABLES - 1.1%
AUTOS, TIRES, & ACCESSORIES - 1.1%
Chrysler Corp., Series A, $4.625 (g)  29,100  5,747
Mascotech, Inc. $1.20 (dividend enhanced)  428,700  7,127
  12,874
ENERGY - 3.3%
OIL & GAS - 3.3%
Diamond Shamrock, Inc. $2.50 (g)  61,800  3,785
Lomak Petroleum, Inc. exchangeable $2.03 (g)  110,000  4,991
Occidental Petroleum Corp. Indexed $3.00  49,000  3,210
Santa Fe Energy Resources, Inc. $.732  1,092,400  13,518
Unocal Capital Trust $3.125  100,000  5,675
Valero Energy Corp. $3.125  122,400  7,191
  38,370
FINANCE - 6.6%
CREDIT & OTHER FINANCE - 1.8%
Continental Airlines Finance Trust $4.25 (g)  246,000  16,482
Money Store, Inc. $1.72  150,000  4,388
  20,870
INSURANCE - 1.9%
Aetna, Inc. Class C $6.25  100,000  7,424
Alexander & Alexander Services, Inc.,
Series A, $3.625 (g)  100,000  4,450
Frontier Financing Trust $3.13 (g)  75,000  3,863
Pennsylvania Corp. Financial Group, Inc.
Series II, $3.50 (g)  100,000  5,813
  21,550
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.9%
Glendale Federal Bank, Series E, $2.1875  195,000 $ 10,408
SECURITIES INDUSTRY - 2.0%
Merrill Lynch & Co, Inc. exchangeable $2.3906  215,000  8,304
Salomon, Inc.:
$2.03  297,600  8,854
 exchangeable  100,000  6,050
  23,208
TOTAL FINANCE   76,036
HEALTH - 0.8%
DRUGS & PHARMACEUTICALS - 0.2%
Neorx Corp., Series 1, $2.44  123,400  2,082
MEDICAL FACILITIES MANAGEMENT - 0.6%
FHP International Corp., Series A, $1.25   250,000  7,406
TOTAL HEALTH   9,488
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
Case Corp. Series A, $4.50  89,500  11,579
Cooper Industries, Inc. exchangeable $0.81  498,200  9,528
  21,107
MEDIA & LEISURE - 2.8%
BROADCASTING - 0.8%
Cablevision Systems Corp.  $2.125 depositary shares
representing 1/10 pfd., Series I  225,900  4,603
Granite Broadcasting Corp. $1.93  90,000  5,164
  9,767
ENTERTAINMENT - 0.9%
AMC Entertainment, Inc. $1.75  308,400  10,370
LEISURE DURABLES & TOYS - 0.1%
Tyco Toys, Inc., Series C, $0.4125 depositary share
representing 1/20 pfd.  163,100  1,692
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.5%
Host Marriott Financial Trust $3.375 (g)  100,000 $ 5,225
PUBLISHING - 0.5%
Hollinger International, Inc. $0.95  500,000  5,438
TOTAL MEDIA & LEISURE   32,492
NONDURABLES - 3.4%
TOBACCO - 3.4%
RJR Nabisco Holdings Corp. depositary shares representing
1/10 pfd., Series C  6,112,700  38,968
TECHNOLOGY - 2.9%
COMPUTER SERVICES & SOFTWARE - 1.0%
Ceridian Corp. $2.75  106,100  11,220
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Vanstar Financing Trust $3.38 (g)  301,700  17,196
Wang Labs, Inc. $3.25 (g)  102,000  5,126
  22,322
TOTAL TECHNOLOGY   33,542
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.9%
Trans World Airlines, Inc. $4.00 (g)  260,000  7,215
USAir Group, Inc., Series B, $4.375 depositary shares
representing 1/100 share (a)  41,000  2,696
  9,911
UTILITIES - 3.6%
CELLULAR - 0.8%
AirTouch Communications, Inc. Class B $1.74  300,000  8,588
GAS - 0.3%
MCN Corp. $2.0125  125,400  3,574
CONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 2.5%
MFS Communications, Inc., $2.68 depositary
shares representing 1/100 share
(dividend enhanced) Series A   219,900 $ 18,059
Enhance Financial Services Group, Inc. $7.625  351,400  10,806
U.S. West, Inc. $4.50  200  9
  28,874
TOTAL UTILITIES   41,036
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $321,779)   349,185
CASH EQUIVALENTS - 7.5%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.71%, dated
11/29/96 due 12/2/96  $ 28,525  28,511
 SHARES
Taxable Central Cash Fund (b)   57,352,092  57,352
TOTAL CASH EQUIVALENTS
(Cost $85,863)   85,863
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,068,473)  $ 1,149,689
CURRENCY ABBREVIATIONS
GBP - British pound
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
4. Principal amount is stated in United States dollars unless otherwise noted.
5. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Cam-Net Communications
 Network, Inc. 11 1/2%,
 4/4/98 4/12/96 $ 1,838
Cam-Net Communications
 Network, Inc. 4/12/96 $ 684
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $291,588,000 or 25.4% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 6.4% AAA, AA, A 5.3%
Baa 1.7% BBB  4.2%
Ba 11.2% BB  4.8%
B 12.6% B  13.4%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 13.9%.
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $1,069,021,000. Net unrealized appreciation aggregated $80,668,000, of which $106,283,000 related to appreciated investment securities and $25,615,000 related to depreciated investment securities.
The fund hereby designates approximately $8,324,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                       $ 1,149,689
agreements of $28,511) (cost $1,068,473) -
See accompanying schedule

Receivable for investments sold                                                 5,365

Receivable for fund shares sold                                                 1,454

Dividends receivable                                                            1,214

Interest receivable                                                             6,625

Other receivables                                                               495

 TOTAL ASSETS                                                                   1,164,842

LIABILITIES

Payable for investments purchased                                   $ 14,241

Payable for fund shares redeemed                                     2,326

Accrued management fee                                               473

Other payables and accrued expenses                                  275

 TOTAL LIABILITIES                                                              17,315

NET ASSETS                                                                     $ 1,147,527

Net Assets consist of:

Paid in capital                                                                $ 982,078

Undistributed net investment income                                             15,316

Accumulated undistributed net realized gain (loss) on                           68,882
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   81,251
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 61,567 shares outstanding                                      $ 1,147,527

NET ASSET VALUE, offering price and redemption price per                        $18.64
share ($1,147,527 (divided by) 61,567 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                      $ 20,934
Dividends

Interest (including interest on securities loaned of $33)               37,989

 TOTAL INCOME                                                           58,923

EXPENSES

Management fee                                               $ 5,606
Basic fee

 Performance adjustment                                       588

Transfer agent fees                                           2,485

Accounting and security lending fees                          489

Non-interested trustees' compensation                         4

Custodian fees and expenses                                   70

Registration fees                                             74

Audit                                                         19

Legal                                                         9

Miscellaneous                                                 27

 Total expenses before reductions                             9,371

 Expense reductions                                           (124)     9,247

NET INVESTMENT INCOME                                                   49,676

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of            70,814
$858 on sales of investments in affiliated issuers)

 Foreign currency transactions                                27        70,841

Change in net unrealized appreciation (depreciation) on                 41,980
investment securities

NET GAIN (LOSS)                                                         112,821

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 162,497
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 49,676       $ 44,341
Net investment income

 Net realized gain (loss)                                  70,841         68,607

 Change in net unrealized appreciation (depreciation)      41,980         45,718

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           162,497        158,666
FROM OPERATIONS

Distributions to shareholders                              (46,048)       (40,653)
From net investment income

 From net realized gain                                    (53,549)       -

 TOTAL DISTRIBUTIONS                                       (99,597)       (40,653)

Share transactions                                         445,945        432,412
Net proceeds from sales of shares

 Reinvestment of distributions                             92,396         36,917

 Cost of shares redeemed                                   (503,046)      (441,400)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           35,295         27,929
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  98,195         145,942

NET ASSETS

 Beginning of period                                       1,049,332      903,390

 End of period (including undistributed net investment    $ 1,147,527    $ 1,049,332
income of $15,316 and $9,649, respectively)

OTHER INFORMATION
Shares

 Sold                                                      25,384         26,247

 Issued in reinvestment of distributions                   5,440          2,300

 Redeemed                                                  (28,688)       (26,902)

 Net increase (decrease)                                   2,136          1,645


FINANCIAL HIGHLIGHTS

                                YEARS ENDED NOVEMBER 30,

                                1996                       1995      1994 B    1993      1992

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 17.66                    $ 15.63   $ 17.63   $ 15.77   $ 13.45
of period

Income from Investment
Operations

 Net investment income           .83                        .79       .78       .75       .67

 Net realized and unrealized     1.79                       1.94      (.86)     2.24      2.66

 gain (loss)

 Total from investment           2.62                       2.73      (.08)     2.99      3.33
 operations



Less Distributions

 From net investment             (.74) E                    (.70)     (.91)     (.73)     (.64)
income

 From net realized gain          (.90) E                    -         (1.01)    (.40)     (.37)

 Total distributions             (1.64)                     (.70)     (1.92)    (1.13)    (1.01)

Net asset value, end of         $ 18.64                    $ 17.66   $ 15.63   $ 17.63   $ 15.77
period

TOTAL RETURN A                   16.02%                     18.00%    (.54)%    19.94%    26.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 1,148                    $ 1,049   $ 903     $ 1,056   $ 412
(in millions)

Ratio of expenses to             .85%                       .70%      .86%      .92%      .96%
average net assets

Ratio of expenses to             .83%                       .70%      .85%      .92%      .96%
average net assets after        C                                    C
expense reductions

Ratio of net investment          4.48%                      4.59%     4.61%     4.62%     4.82%
income to average net
assets

Portfolio turnover rate          175%                       203%      318%      312%      258%

Average commission rate D       $ .0436


F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
J THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




8. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
9. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,313,000 or 0.1% of net assets.
10. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,831,184,000 and $1,890,474,000, respectively.
11. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .15% of the fund's average net assets over the performance period) based on the fund's investment performance as compared
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .56% of average net assets after the performance adjustment.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $6,000 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $133,000 for the period.
12. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
13. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $85,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned
6. EXPENSE REDUCTIONS -
CONTINUED
on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $18,000 and $21,000, respectively, under these arrangements.
14. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Advanced Medical, Inc.  $ - $ 2,080 $ - $ -
TOTALS  $ - $ 2,080 $ - $ -
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Convertible Securities Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Convertible Securities Fund (a fund of Fidelity Financial Trust) at November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Convertible Securities Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/s/:Price Waterhouse LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 6, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Convertible Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/16/96 12/13/96 $.23 $.81
 12/31/96 12/30/96 $.02 -
A total of 16% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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MAINE
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MARYLAND
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MASSACHUSETTS
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300 Granite Street
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MICHIGAN
280 North Woodward Ave.
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29155 Northwestern Hwy.
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MINNESOTA
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MISSOURI
700 West 47th Street
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8885 Ladue Road
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NEW JERSEY
56 South Street
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501 Route 17, South
Paramus, NJ
505 Millburn Avenue
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NEW YORK
1050 Franklin Avenue
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999 Walt Whitman Road
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 Americas
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NORTH CAROLINA
4611 Sharon Road
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2200 West Main Street
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OHIO
600 Vine Street
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28699 Chagrin Boulevard
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1903 East Ninth Street
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OREGON
121 S.W. Morrison Street
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PENNSYLVANIA
1735 Market Street
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439 Fifth Avenue
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TENNESSEE
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Memphis, TN
TEXAS
10000 Research Boulevard
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7001 Preston Road
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1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
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1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
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Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan(registered trademark) Fund
Real Estate Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

EQUITY-INCOME II
FUND
ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     27   Statements of assets and liabilities,
                              operations, and changes in net
                              assets, as well as financial
                              highlights.

NOTES                    31   Notes to the financial statements.

REPORT OF INDEPENDENT    36   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996          PAST 1   PAST 5    LIFE OF
                                         YEAR     YEARS     FUND

Equity-Income II                         22.75%   134.45%   238.94%

S&P 500(registered trademark)            27.86%   130.90%   175.58%

Equity Income Funds                      22.28%   105.93%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on August 21, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of 156 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Equity-Income II                   22.75%   18.58%   21.44%

S&P 500                            27.86%   18.21%   17.50%

Equity Income Funds Average        22.28%   15.43%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and shows you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961130 19961209 074324 S00000000000001
             Equity-Income II            SP Standard & Poor 500
             00319                       SP001
  1990/08/21      10000.00                    10000.00
  1990/08/31      10090.00                     9833.94
  1990/09/30       9790.00                     9355.02
  1990/10/31       9790.00                     9314.80
  1990/11/30      10180.00                     9916.53
  1990/12/31      10451.06                    10193.20
  1991/01/31      10954.00                    10637.63
  1991/02/28      11929.70                    11398.22
  1991/03/31      12424.99                    11674.06
  1991/04/30      12770.41                    11702.07
  1991/05/31      13420.62                    12207.60
  1991/06/30      13105.67                    11648.49
  1991/07/31      13833.74                    12191.31
  1991/08/31      14361.43                    12480.25
  1991/09/30      14456.53                    12271.83
  1991/10/31      14904.71                    12436.27
  1991/11/30      14456.53                    11935.09
  1991/12/31      15320.99                    13300.46
  1992/01/31      15754.68                    13053.08
  1992/02/29      16262.56                    13222.77
  1992/03/31      16199.86                    12964.92
  1992/04/30      16550.87                    13346.09
  1992/05/31      16731.70                    13411.49
  1992/06/30      16626.27                    13211.65
  1992/07/31      17139.50                    13752.01
  1992/08/31      16786.65                    13470.10
  1992/09/30      17001.04                    13629.04
  1992/10/31      17140.75                    13676.74
  1992/11/30      17807.03                    14143.12
  1992/12/31      18240.51                    14317.08
  1993/01/31      18739.36                    14437.34
  1993/02/28      19071.82                    14633.69
  1993/03/31      19793.85                    14942.46
  1993/04/30      19849.55                    14580.86
  1993/05/31      20150.30                    14971.62
  1993/06/30      20341.51                    15015.04
  1993/07/31      20543.02                    14954.98
  1993/08/31      21214.73                    15521.77
  1993/09/30      21136.47                    15402.26
  1993/10/31      21530.18                    15721.08
  1993/11/30      21203.96                    15571.73
  1993/12/31      21685.43                    15760.15
  1994/01/31      22723.07                    16296.00
  1994/02/28      22286.55                    15854.37
  1994/03/31      21374.40                    15163.12
  1994/04/30      21955.29                    15357.21
  1994/05/31      22216.10                    15609.07
  1994/06/30      22047.50                    15226.65
  1994/07/31      22643.38                    15726.08
  1994/08/31      23418.02                    16370.85
  1994/09/30      22879.58                    15969.77
  1994/10/31      23274.88                    16329.08
  1994/11/30      22244.70                    15734.38
  1994/12/31      22370.95                    15967.72
  1995/01/31      22345.60                    16381.76
  1995/02/28      23154.03                    17020.16
  1995/03/31      23916.45                    17522.43
  1995/04/30      24475.31                    18038.46
  1995/05/31      25046.86                    18759.46
  1995/06/30      25390.89                    19195.24
  1995/07/31      26386.61                    19831.75
  1995/08/31      26527.03                    19881.53
  1995/09/30      27125.59                    20720.53
  1995/10/31      26317.59                    20646.56
  1995/11/30      27612.95                    21552.95
  1995/12/31      28274.79                    21968.05
  1996/01/31      29056.25                    22715.85
  1996/02/29      29427.41                    22926.42
  1996/03/31      30226.90                    23147.20
  1996/04/30      30706.27                    23488.39
  1996/05/31      30999.21                    24094.16
  1996/06/30      30759.08                    24185.96
  1996/07/31      29714.58                    23117.42
  1996/08/31      30397.52                    23604.97
  1996/09/30      31443.22                    24933.46
  1996/10/31      32022.26                    25621.12
  1996/11/29      33894.04                    27557.82
IMATRL PRASUN   SHR__CHT 19961130 19961209 074326 R00000000000079

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Equity-Income II Fund on August 21, 1990, when the fund started. As the chart shows, by November 30, 1996, the value of the investment would have grown to $33,894 - a 238.94% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $27,558 - a 175.58% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for
the year that ended November
30, 1996. The Standard & Poor's
500 Index returned 27.86%
during the period - well above its
long-term average of about 12%.
The stock market spent much of
the past year breaking price and
trading volume records. Solid
corporate earnings reports, large
cash inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share
prices higher. Large capitalization
stocks thrived as investors
sought their lower volatility and
higher degree of liquidity over
smaller cap stocks in an
environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6500 for the first time in
November. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates
unchanged and it appeared
inflation would not be an issue for
the remainder of 1996.
Smaller-company stocks posted
strong gains at the beginning of
1996, but trended downward in
the spring and summer because
their earnings tend to be more
affected by the higher borrowing
costs brought on by higher rates.
When interest rate fears
subsided, these stocks
rebounded, only to fade toward
the end of the period due to
earnings concerns and a general
flight to quality.
NOTE TO SHAREHOLDERS: Effective December 3, 1996 - after the period covered by this report - Bettina Doulton became Portfolio Manager of Fidelity Equity-Income II Fund.
Q. HOW DID THE FUND DO, BETTINA?
A. For the 12 months that ended November 30, 1996, the fund had a total return of 22.75%, while the equity income funds' average return was 22.28%, according to Lipper Analytical Services. For the same 12-month period, the Standard & Poor's 500 Index posted a return of 27.86%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The fund's investments in the energy sector and several individual stocks were the primary influences on performance. The energy sector rallied as oil prices remained higher than expected, in part because Iraq did not re-enter the market when anticipated. Schlumberger and British Petroleum were two of the better performers for the fund. British Petroleum, the largest position in the fund, continued its restructuring efforts, accelerated its production, generated strong cash flow and remained committed to building shareholder value.
Q. WHAT STOCKS STOOD OUT IN TERMS OF THEIR STRONG CONTRIBUTION TO THE FUND'S PERFORMANCE?
A. I'd highlight IBM. The stock has performed brilliantly since the fund's significant position was accumulated on weakness in mid-1996. The market became increasingly convinced of the company's ability to sustain strong profit growth driven by an improving revenue outlook. IBM generates substantial free cash flow that can be used for share repurchases, growth-enhancing acquisitions and dividend increases. Fannie Mae - the Federal National Mortgage Association - and Freddie Mac - the Federal Home Loan Mortgage Corporation - also performed well. These holdings were buoyed by a favorable interest rate climate as well as strong business prospects. Asset growth, tightly controlled operating expenses and declining credit costs were driving profit growth. Fruit of the Loom - with new management in control - was another positive contributor. Profitability has improved because of market share gains, lower raw material costs and operating expense cuts.
Q. AT THE SAME TIME, THE FUND TRAILED THE S&P 500. WHY WAS THAT?
A. While the fund's performance relative to the S&P was affected somewhat by the performance of individual stocks, it was mainly a result of the fund's make-up. Specifically, the fund's median market capitalization - the average market value of the companies held by the fund - was significantly smaller than that of the S&P 500. Over the past year, the stocks that have performed best have been large-capitalization, blue-chip growth stocks, many of which are included in the S&P 500 but not in the fund. In addition, bank-related financial stocks also performed well, and the fund had less invested in this area than the index.
Q. WERE THERE ANY OTHER STRATEGIC MOVES OF NOTE DURING THE PERIOD?
A. The fund took advantage of market weakness in July to add to some of its larger positions in the nondurables and health sectors. In particular, the fund increased its holdings in pharmaceutical stocks such as Bristol-Myers Squibb.
Q. WHAT'S YOUR OUTLOOK?
A. I think we're entering a difficult period as pressures on corporate earnings increase. Revenue growth has decelerated due to slower global economic growth, a lack of pricing flexibility and less favorable foreign exchange rates. In light of more moderate revenue growth and dwindling benefits of multiyear restructuring programs, corporations will be hard-pressed to sustain their profit growth at the rates of prior years. I believe the successful companies will be those that maintain a competitive advantage, be it through a dominant market position, low-cost manufacturing, financial flexibility or, most importantly, aggressive management. I'll seek to orient the fund toward those kinds of companies, since I expect the second-tier companies that lack one or more of these advantages to struggle, losing market share and facing eroding profitability.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: capital appreciation
by investing mainly in
common stocks with the
potential for growth
FUND NUMBER: 073
TRADING SYMBOL: FDFFX
START DATE: March 25, 1983
SIZE: as of November 30,
1996, more than $4.2 billion
MANAGER: J. Fergus Shiel,
since June 1996; manager,
Fidelity Trend Fund, 1995-
1996; Fidelity Dividend
Growth Fund, 1994-1995;
Fidelity Select Broadcast &
Media Portfolio, 1993;
Fidelity Select
Telecommunications
Portfolio, 1992- 1994;
Fidelity Select Consumer
Products Portfolio,
1991-1992; joined Fidelity in
1989
(checkmark)
FERGUS SHIEL EXPLORES THE
POPULARITY OF THE U.S.
STOCK MARKET:
"Two specific factors behind
the market's surge have been
an increase in efficiency
within corporate America and
the appeal the U.S. market
has held for worldwide
investors. Corporate
managements have
increased their overall
productivity; they are now
more financially focused in
terms of return on capital and
cash flow generation.
Companies have become
adept at concerning
themselves with shareholder
value. For instance, rather
than dissipating shareholders'
funds by making illogical
acquisitions, companies are
more inclined to focus on
existing operations or return
excess capital to their
shareholders. At the same
time, overseas investors have
been underweighted in U.S.
equities. Relative to the
rest of the world, however,
the U.S. offers a stable
economy, a
shareholder-friendly
environment, large liquid
stocks and an appreciating
currency. These factors
should continue to make the
U.S. markets quite appealing
to foreign investors."
INVESTMENT CHANGES

TOP TEN STOCKS AS OF NOVEMBER 30, 1996
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE STOCKS
                                                  6 MONTHS AGO

British Petroleum PLC ADR          2.9            3.0

American Express Co.               2.8            2.6

Wal-Mart Stores, Inc.              2.0            2.1

International Business Machines    2.0            1.5
Corp.

du Pont (E.I.) de Nemours & Co.    2.0            2.1

Federal National Mortgage          1.7            1.4
Association

Philip Morris Companies, Inc.      1.6            1.7

Royal Dutch Petroleum Co. ADR      1.5            0.9

Bank of New York Co., Inc.         1.5            1.2

Western Atlas, Inc.                1.4            1.3

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1996
                           % OF FUND'S    % OF FUND'S
                            INVESTMENTS    INVESTMENTS
                                          IN THESE MARKET
                                          SECTORS
                                          6 MONTHS AGO

Finance                           15.1           13.8

Energy                            13.2           13.8

Durables                           9.9            9.3

Basic Industries                   8.1            9.9

Retail & Wholesale                 7.3            8.2

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 * AS OF MAY 31, 1996 **
Stocks 85.8%
Bonds 1.4%
Convertible
securities 5.2%
Short-term
investments 7.6%
FOREIGN
INVESTMENTS 10.2%
Stocks 85.0%
Bonds 1.7%
Convertible
securities 4.5%
Short-term
investments 8.8%
FOREIGN
INVESTMENTS 9.9%
Row: 1, Col: 1, Value: 8.800000000000001
Row: 1, Col: 2, Value: 4.5
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 45.0
Row: 1, Col: 1, Value: 14.5
Row: 1, Col: 2, Value: 3.3
Row: 1, Col: 3, Value: 1.7
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 40.5
*
**
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 85.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.7%
Flightsafety International, Inc.   879,300 $ 43,525
Gulfstream Aerospace Corp. (a)  1,076,400  25,834
Harsco Corp.   203,600  14,201
Lockheed Martin Corp.   1,109,554  100,553
Rockwell International Corp.   1,396,600  89,732
  273,845
DEFENSE ELECTRONICS - 0.5%
Litton Industries, Inc. (a)  420,500  19,658
Raytheon Co.   1,066,500  54,525
  74,183
TOTAL AEROSPACE & DEFENSE   348,028
BASIC INDUSTRIES - 7.9%
CHEMICALS & PLASTICS - 5.2%
du Pont (E.I.) de Nemours & Co.   3,295,100  310,563
Ferro Corp. (e)  1,572,000  45,392
Great Lakes Chemical Corp.   1,126,100  60,387
IMC Global, Inc.   1,827,500  66,018
Nalco Chemical Co.   1,838,700  70,100
Olin Corp.   1,323,100  52,759
Rohm & Haas Co.   231,700  18,449
Union Carbide Corp.   3,799,000  175,229
Witco Corp.   317,300  9,638
  808,535
IRON & STEEL - 0.6%
Armco, Inc. (a)  1,087,700  4,895
Inland Steel Industries, Inc.   758,900  14,135
LTV Corp.   2,367,800  25,453
Nucor Corp.   917,600  49,895
  94,378
METALS & MINING - 1.7%
Alcan Aluminium Ltd.   1,425,000  50,261
Alumax, Inc. (a)  654,107  21,177
Aluminum Co. of America  2,491,600  158,528
Cookson Group PLC  1,250,000  4,750
Inco Ltd.   525,900  18,354
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Pechiney SA Class A  100,000 $ 4,023
Ryerson Tull, Inc. Class A (a)(e)  308,400  4,433
  261,526
PACKAGING & CONTAINERS - 0.2%
Caradon PLC  6,997,856  28,064
PAPER & FOREST PRODUCTS - 0.2%
Fort Howard Corp. (a)  1,089,400  30,776
TOTAL BASIC INDUSTRIES   1,223,279
CONGLOMERATES - 1.2%
AlliedSignal, Inc.   1,326,000  97,130
American Standard Companies, Inc. (a)  985,800  37,584
United Technologies Corp.  414,500  58,133
  192,847
CONSTRUCTION & REAL ESTATE - 2.8%
BUILDING MATERIALS - 0.8%
Masco Corp.   2,990,800  109,164
Rugby Group PLC  4,008,400  6,471
  115,635
CONSTRUCTION - 0.4%
McDermott (J. Ray) SA (a)(e)  2,629,600  65,083
ENGINEERING - 0.2%
Foster Wheeler Corp.   847,500  30,615
REAL ESTATE - 0.0%
Arden Realty Group, Inc. (a)  100,000  2,413
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Bay Apartment Communities, Inc.   252,000  8,190
Beacon Properties Corp.   606,900  19,192
Bradley Real Estate Trust (SBI)  479,150  8,385
CBL & Associates Properties, Inc.   250,000  6,125
Cali Realty Corp.   577,300  16,308
CenterPoint Properties Corp.   99,400  2,696
Colonial Properties Trust (SBI)  200,000  5,375
Duke Realty Investors, Inc.   271,600  9,744
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Equity Residential Properties Trust (SBI)  441,700 $ 17,722
Excel Realty Trust, Inc.   298,900  6,763
Felcor Suite Hotels, Inc.  300,000  10,687
First Industrial Realty Trust, Inc.   211,800  6,063
Highwoods Properties, Inc.   132,900  4,087
LTC Properties, Inc.   263,100  4,506
Liberty Property Trust (SBI)  299,900  6,973
Macerich Co.   606,000  14,090
Patriot American Hospitality, Inc.   300,000  11,363
Public Storage, Inc.   574,800  14,585
RFS Hotel Investors, Inc.  300,000  5,025
Realty Income Corp.   100,000  2,375
Reckson Associates Realty Corp.   231,200  8,757
Shurgard Storage Centers, Inc.   21,800  600
Sovran Self Storage, Inc.   188,400  5,346
Starwood Lodging Trust combined certificate (SBI)  412,000  19,673
Urban Shopping Centers, Inc.  150,000  3,956
Weeks Corp.   100,000  2,838
  221,424
TOTAL CONSTRUCTION & REAL ESTATE   435,170
DURABLES - 9.5%
AUTOS, TIRES, & ACCESSORIES - 5.6%
Bandag, Inc.   269,100  12,715
Chrysler Corp.   4,535,000  160,992
Cummins Engine Co., Inc.   938,400  42,463
Eaton Corp.   1,669,800  115,633
Echlin, Inc.   947,200  31,850
Federal Signal Co.   77,000  2,089
General Motors Corp.   3,205,618  184,723
Johnson Controls, Inc.   733,800  56,870
Modine Manufacturing Co.   106,500  2,649
PACCAR, Inc.   354,400  23,568
Scania AB:
Class A  223,000  5,595
 Class B  1,279,000  32,279
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Superior Industries International, Inc.   1,163,900 $ 29,098
TRW, Inc.   395,300  38,492
Volvo AB Class B  5,438,900  119,447
  858,463
CONSUMER DURABLES - 0.9%
Department 56, Inc. (a)  359,400  8,356
Minnesota Mining & Manufacturing Co.   1,374,500  115,114
Swedish Match Co.   6,983,900  22,877
  146,347
CONSUMER ELECTRONICS - 1.1%
Newell Co.   3,416,700  105,918
Whirlpool Corp.   1,326,400  66,320
  172,238
TEXTILES & APPAREL - 1.9%
Fruit of the Loom, Inc. Class A (a)  2,991,500  106,573
Intimate Brands, Inc. Class A  893,300  14,515
Russell Corp. (e)  1,993,700  57,319
Unifi, Inc.   2,350,300  71,390
Westpoint Stevens, Inc. Class A (a)  1,459,900  43,798
  293,595
TOTAL DURABLES   1,470,643
ENERGY - 12.4%
ENERGY SERVICES - 4.3%
Baker Hughes, Inc.   4,171,900  152,796
Dresser Industries, Inc.   4,213,700  137,999
Halliburton Co.   275,000  16,569
McDermott International, Inc.   550,900  9,778
Schlumberger Ltd.   1,266,400  131,706
Western Atlas, Inc. (a)(e)  3,151,969  222,213
  671,061
OIL & GAS - 8.1%
Amerada Hess Corp.   414,400  24,398
British Petroleum PLC:
Ord.   34,901  404
 ADR  3,198,921  443,850
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Burlington Resources, Inc.   1,687,100 $ 89,416
Canada Occidental Petroleum Ltd.   500,000  8,873
Coastal Corp. (The)  1,144,200  55,065
Exxon Corp.   365,000  34,538
Noble Affiliates, Inc.   437,900  20,636
Occidental Petroleum Corp.   4,176,400  100,234
Royal Dutch Petroleum Co. ADR  1,418,600  240,985
Total SA:
Class B  1,857,442  148,546
 sponsored ADR  559,413  22,586
Union Pacific Resources Group, Inc.   2,106,415  62,929
  1,252,460
TOTAL ENERGY   1,923,521
FINANCE - 13.7%
BANKS - 1.8%
Bank of New York Co., Inc.   6,479,928  232,467
Canadian Imperial Bank of Commerce  650,000  29,284
Norwest Corp.   530,400  24,796
  286,547
CREDIT & OTHER FINANCE - 4.2%
American Express Co.   8,436,812  440,824
First Chicago NBD Corp.   2,322,300  136,435
Mercury Finance Co.   5,890,300  68,475
  645,734
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage Corporation  215,800  24,655
Federal National Mortgage Association  6,534,500  269,548
Student Loan Marketing Association  987,600  94,933
  389,136
INSURANCE - 4.4%
Alexander & Alexander Services, Inc.   356,850  5,174
Allstate Corp.   3,247,800  195,680
Angerstein Underwriting Trust PLC (e)  6,500,000  12,897
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Berkley (W.R.) Corp. (e)  1,022,960 $ 53,705
General Re Corp.   826,500  139,472
Gryphon Holdings, Inc. (a)(e)   547,900  7,739
Hiscox Select Insurance Fund PLC  750,000  1,614
ITT Hartford Group, Inc. (a)  1,334,400  91,240
MBIA, Inc.   950,500  96,120
Masthead Insurance Underwriting PLC  900,000  1,680
PXRE Corp.   10,000  241
Protective Life Corp.   62,500  2,539
Syndicate Capital Trust PLC (e)  4,416,666  7,946
Travelers, Inc. (The)  619,315  27,869
Terra Nova (Bermuda) Holdings Ltd. (e)  1,323,000  30,760
Unionamerica Holdings PLC sponsored ADR  480,200  9,004
  683,680
SECURITIES INDUSTRY - 0.8%
Lehman Brothers Holdings, Inc.   4,361,880  127,040
TOTAL FINANCE   2,132,137
HEALTH - 5.8%
DRUGS & PHARMACEUTICALS - 3.6%
American Home Products Corp.   1,110,400  71,343
Bristol-Myers Squibb Co.   1,320,700  150,230
Genentech, Inc. special (a)  1,589,100  86,010
Merck & Co., Inc.   370,000  30,710
Pharmacia & Upjohn, Inc.   3,410,800  131,742
Schering-Plough Corp.   1,367,400  97,427
  567,462
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
Bard (C.R.), Inc.   951,300  26,636
Bausch & Lomb, Inc.   2,339,900  86,869
Becton, Dickinson & Co.   585,500  24,591
Hillenbrand Industries, Inc.   136,500  5,034
Pall Corp.   2,088,200  54,554
  197,684
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 0.9%
Columbia/HCA Healthcare Corp.   762,500 $ 30,500
Tenet Healthcare Corp. (a)  2,838,800  63,518
United HealthCare Corp.   701,300  30,243
Wellpoint Health Networks, Inc.  250,000  7,563
  131,824
TOTAL HEALTH   896,970
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   419,300  37,737
U.S. Industries, Inc. (a)  600,000  17,700
  55,437
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 0.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA  245,000  22,272
Scientific-Atlanta, Inc.   2,362,600  36,620
  58,892
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Cooper Industries, Inc.   1,816,338  75,378
Keystone International, Inc.   484,900  9,456
Stanley Works  2,271,900  67,021
Stewart & Stevenson Services, Inc. (e)   1,688,500  41,790
  193,645
POLLUTION CONTROL - 1.5%
Browning-Ferris Industries, Inc.   4,203,400  112,966
Safety Kleen Corp.   800,000  12,700
WMX Technologies, Inc.   2,945,200  106,028
  231,694
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   484,231
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 1.4%
BROADCASTING - 0.0%
Infinity Broadcasting Corp. Class A  115,000 $ 3,694
LODGING & GAMING - 0.3%
ITT Corp.  1,041,900  48,058
PUBLISHING - 0.6%
ACNielsen Corp.   307,466  5,342
Cognizant Corp. (a)  922,400  31,823
Dun & Bradstreet Corp.   922,400  20,869
New York Times Co. (The) Class A  952,600  35,604
  93,638
RESTAURANTS - 0.5%
Brinker International, Inc. (a)  2,755,900  50,984
Darden Restaurants, Inc.   1,664,900  14,360
  65,344
TOTAL MEDIA & LEISURE   210,734
NONDURABLES - 4.7%
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   1,656,400  70,190
FOODS - 1.4%
General Mills, Inc.   1,358,800  86,284
Quaker Oats Co.   1,674,000  65,914
Ralston Purina Group  954,000  72,981
  225,179
HOUSEHOLD PRODUCTS - 1.0%
Premark International, Inc.   1,466,700  35,567
Procter & Gamble Co.   75,000  8,156
Rubbermaid, Inc.   3,347,400  80,338
Unilever NV:
Ord.   50,000  8,645
 ADR  130,000  22,506
  155,212
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
TOBACCO - 1.8%
Philip Morris Companies, Inc.   2,361,500 $ 243,530
UST, Inc.   1,343,100  43,818
  287,348
TOTAL NONDURABLES   737,929
PRECIOUS METALS - 0.9%
Barrick Gold Corp.   1,075,000  32,300
Newmont Mining Corp.   1,501,600  71,889
Santa Fe Pacific Gold Corp.   3,055,300  35,136
  139,325
RETAIL & WHOLESALE - 6.8%
APPAREL STORES - 0.9%
Gap, Inc.   135,000  4,337
Limited, Inc. (The)  5,725,795  103,065
Payless ShoeSource, Inc. (a)  863,908  33,800
  141,202
DRUG STORES - 0.6%
Revco (D.S.), Inc. (a)  76,500  2,638
Rite Aid Corp.   2,224,800  88,158
  90,796
GENERAL MERCHANDISE STORES - 4.5%
Carson Pirie Scott & Co. (a)  251,300  6,502
Dayton Hudson Corp.   1,994,800  77,548
Dillard Department Stores, Inc. Class A  2,516,700  77,074
Federated Department Stores, Inc. (a)  2,814,900  96,058
May Department Stores Co. (The)  877,200  42,764
Sears, Roebuck & Co.   1,545,000  76,864
Wal-Mart Stores, Inc.   12,463,700  317,824
  694,634
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Duty Free International, Inc.   717,200  11,296
Fingerhut Companies, Inc.   1,216,000  15,200
Pier 1 Imports, Inc.   722,300  9,842
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Sound Advice, Inc. (warrants) (a)  6 $ -
Toys "R" Us, Inc. (a)   2,770,300  95,575
  131,913
TOTAL RETAIL & WHOLESALE   1,058,545
SERVICES - 1.0%
ADVERTISING - 0.2%
WPP Group PLC  3,890,100  14,423
WPP Group PLC (f)  6,000,000  22,398
  36,821
LEASING & RENTAL - 0.0%
GATX Corp.   97,800  4,878
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   173,200  5,802
SERVICES - 0.8%
Block (H&R), Inc.   2,290,900  67,009
Christies International PLC  5,282,100  22,205
Sotheby's Holdings, Inc. Class A  1,544,700  27,225
  116,439
TOTAL SERVICES   163,940
TECHNOLOGY - 5.4%
COMPUTER SERVICES & SOFTWARE - 1.0%
Automatic Data Processing, Inc.   2,717,200  116,500
Electronic Data Systems Corp.   697,200  33,727
  150,227
COMPUTERS & OFFICE EQUIPMENT - 2.9%
International Business Machines Corp.   1,948,900  310,606
Pitney Bowes, Inc.   1,768,300  104,330
Silicon Graphics, Inc. (a)  2,079,100  41,322
Wang Laboratories, Inc. (a)  100,000  2,112
  458,370
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.2%
Teradyne, Inc. (a)  1,500,000 $ 35,438
Varian Associates, Inc.   84,700  4,171
  39,609
ELECTRONICS - 1.1%
AMP, Inc.   3,260,700  124,722
Avnet, Inc.   616,400  36,059
Thomas & Betts Corp.   174,900  7,914
  168,695
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   595,400  25,380
TOTAL TECHNOLOGY   842,281
TRANSPORTATION - 1.9%
AIR TRANSPORTATION - 0.3%
AMR Corp.  (a)  470,000  42,888
RAILROADS - 1.1%
Burlington Northern Santa Fe Corp.   711,806  63,973
CSX Corp.   2,482,200  116,043
  180,016
SHIPPING - 0.1%
Kirby Corp. (a)  698,700  13,887
TRUCKING & FREIGHT - 0.4%
Consolidated Freightways, Inc.   652,900  15,751
Hunt (J.B.) Transport Services, Inc.   1,627,300  22,782
Roadway Express, Inc.  590,100  9,737
USFreightways Corp.   685,000  17,767
  66,037
TOTAL TRANSPORTATION   302,828
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 4.7%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  1,388,000 $ 35,566
ELECTRIC UTILITY - 1.2%
American Electric Power Co., Inc.   751,600  31,191
DPL, Inc.   434,700  10,596
DQE, Inc.   256,300  7,561
Duke Power Co.   300,000  13,913
Entergy Corp.  1,586,300  43,028
Veba AG Ord.   1,200,000  70,244
  176,533
TELEPHONE SERVICES - 3.3%
AT&T Corp.   990,200  38,865
ALLTEL Corp.   1,881,500  59,973
Ameritech Corp.  1,658,000  97,615
Bell Atlantic Corp.   737,000  46,339
MCI Communications Corp.   1,079,000  32,910
NYNEX Corp.   2,742,200  127,170
SBC Communications, Inc.   1,225,000  64,466
U.S. West, Inc.   1,643,400  51,355
  518,693
TOTAL UTILITIES   730,792
TOTAL COMMON STOCKS
(Cost $10,236,210)   13,348,637
PREFERRED STOCKS - 3.0%
CONVERTIBLE PREFERRED STOCKS - 3.0%
BASIC INDUSTRIES - 0.1%
IRON & STEEL - 0.1%
Armco, Inc. Class A $3.625  418,100  18,501
ENERGY - 0.4%
OIL & GAS - 0.4%
Atlantic Richfield Co. exchangeable $2.23  2,121,200  47,727
Occidental Petroleum Corp. $3.875 (f)  305,000  17,919
  65,646
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
FINANCE - 1.3%
INSURANCE - 1.3%
Aetna, Inc. Class C 6.25%  617,700 $ 45,864
Alexander & Alexander Services, Inc., Series A, $3.625 (f) 539,800 24,021 Allstate Corp. exchangeable $2.30 2,594,400 128,423
  198,308
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Westinghouse Electric Corp. $1.30 (f)  2,506,200  42,291
MEDIA & LEISURE - 0.5%
ENTERTAINMENT - 0.5%
Time Warner Financing Trust $1.24  1,766,000  70,640
RETAIL & WHOLESALE - 0.3%
GENERAL MERCHANDISE STORES - 0.3%
K mart Financing I $3.875   823,700  41,494
UTILITIES - 0.1%
CELLULAR - 0.1%
AirTouch Communications, Inc. Class B $1.74  435,300  12,460
TELEPHONE SERVICES - 0.0%
Sprint Corp. $2.63  236,700  8,818
TOTAL UTILITIES   21,278
TOTAL CONVERTIBLE PREFERRED STOCKS   458,158
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
OIL & GAS - 0.0%
Gulf Canada Resources Ltd., Series 1, adj. rate  422,000  1,386
TOTAL PREFERRED STOCKS
(Cost $422,737)   459,544
CORPORATE BONDS - 3.6%
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - 2.2%
CONGLOMERATES - 0.1%
Hanson America, Inc. 2.39%, 3/1/01 (f)  Baa3 $ 19,054 $ 16,648
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Centerpoint Properties 8.22%, 1/15/04  Ba2  1,030  1,494
Sizeler Property Investors, Inc. 8%, 7/15/03  -  1,000  870
  2,364
ENERGY - 0.1%
ENERGY SERVICES - 0.1%
Baker Hughes, Inc. 0%, 5/5/08  A2  14,870  11,264
HEALTH - 0.4%
DRUGS & PHARMACEUTICALS - 0.4%
Roche Holdings, Inc. liquid yield option
notes 0%, 4/20/10 (f)  -  118,000  54,280
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Cooper Industries, Inc. 7.05%, 1/1/15  A3  34,262  36,318
POLLUTION CONTROL - 0.2%
WMX Technologies, Inc. 2%, 1/24/05  A2  22,500  22,162
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   58,480
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.2%
Federated Department Stores, Inc.
5%, 10/1/03  Ba3  30,000  34,725
SERVICES - 0.3%
ADT Operations, Inc. liquid yield option
notes 0%, 7/6/10  Ba3  87,940  53,643
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
CONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - 0.7%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Silicon Graphics, Inc. 0%, 11/2/13 (f)  B1 $ 86,740 $ 42,286
ELECTRONICS - 0.4%
National Semiconductor Corp. 6 1/2%, 10/1/02 (f)  Ba2  59,000  57,377
VLSI Technology, Inc. 8 1/4%, 10/1/05  B  11,000  10,808
  68,185
TOTAL TECHNOLOGY   110,471
TOTAL CONVERTIBLE BONDS   341,875
NONCONVERTIBLE BONDS - 1.4%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
Stone Container Corp. 9 7/8%, 2/1/01  B1  20,000  19,975
CONGLOMERATES - 0.3%
American Standard, Inc.:
10 7/8%, 5/15/99  Ba3  1,000  1,078
 11 3/8%, 5/15/04  Ba3  17,530  18,867
 0%, 6/1/05 (d)  B1  15,000  14,044
Sequa Corp. 9 3/8%, 12/15/03  B3  12,110  12,260
  46,249
DURABLES - 0.4%
TEXTILES & APPAREL - 0.4%
Westpoint Stevens, Inc.:
8 3/4%, 12/15/01  Ba3  32,690  33,507
 9 3/8%, 12/15/05  B2  29,750  30,568
  64,075
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS (E) PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (D) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.3%
ENERGY SERVICES - 0.2%
Global Marine, Inc. 12 3/4%, 12/15/99  Ba1 $ 24,200 $ 26,106
OIL & GAS - 0.1%
Transtexas Gas Corp. 11 1/2%, 6/15/02  B2  12,000  13,020
TOTAL ENERGY   39,126
FINANCE - 0.1%
CLOSED END INVESTMENT COMPANY - 0.1%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  12,610  14,060
INSURANCE - 0.0%
ITT Hartford Group, Inc. 7 1/4%, 12/1/96  A1  1,500  1,500
SAVINGS & LOANS - 0.0%
Coast Savings Financial, Inc. 10%, 3/1/00  Ba2  2,800  2,898
TOTAL FINANCE   18,458
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Tenet Healthcare Corp. 8 5/8%, 12/1/03  Ba1  7,480  7,949
TRANSPORTATION - 0.2%
AIR TRANSPORTATION - 0.2%
AMR Corp. 7 3/4%, 12/1/97  Baa3  26,000  26,415
TOTAL NONCONVERTIBLE BONDS   222,247
TOTAL CORPORATE BONDS
(Cost $534,127)   564,122
CASH EQUIVALENTS - 7.6%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (c)
(Cost $1,183,157)  1,183,157,248 $ 1,183,157
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $12,376,231)  $ 15,555,460
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.46%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Affiliated company (see Note 6 of Notes to Financial Statements).
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $277,220,000 or 1.8% of net assets.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  89.8%
United Kingdom  3.7
Netherlands   1.7
France  1.3
Sweden  1.2
Others (individually less than 1%)  2.3
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $12,381,339,000. Net unrealized appreciation aggregated $3,174,121,000, of which $3,353,110,000 related to appreciated investment securities and $178,989,000 related to depreciated investment securities.
The fund hereby designates approximately $112,580,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $12,376,231) -                        $ 15,555,460
See accompanying schedule

Cash                                                                            21

Receivable for investments sold                                                 31,881

Receivable for fund shares sold                                                 14,649

Dividends receivable                                                            29,332

Interest receivable                                                             11,505

Other receivables                                                               356

 TOTAL ASSETS                                                                   15,643,204

LIABILITIES

Payable for investments purchased                                   $ 11,627

Payable for fund shares redeemed                                     25,904

Accrued management fee                                               6,362

Other payables and accrued expenses                                  3,285

 TOTAL LIABILITIES                                                              47,178

NET ASSETS                                                                     $ 15,596,026

Net Assets consist of:

Paid in capital                                                                $ 11,526,617

Undistributed net investment income                                             70,992

Accumulated undistributed net realized gain (loss) on                           819,191
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                   3,179,226
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 619,727 shares outstanding                                     $ 15,596,026

NET ASSET VALUE, offering price and redemption price per                        $25.17
share ($15,596,026 (divided by) 619,727 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME                                                        $ 283,190
Dividends (including $2,415 received from affiliated
issuers)

Interest                                                                  107,115

 TOTAL INCOME                                                             390,305

EXPENSES

Management fee                                              $ 69,271

Transfer agent fees                                          28,060

Accounting fees and expenses                                 828

Non-interested trustees' compensation                        50

Custodian fees and expenses                                  490

Registration fees                                            796

Audit                                                        98

Legal                                                        81

Miscellaneous                                                134

 Total expenses before reductions                            99,808

 Expense reductions                                          (1,273)      98,535

NET INVESTMENT INCOME                                                     291,770

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of    828,708
 $2,325 on sales of investments in affiliated issuers)

 Foreign currency transactions                               (99)         828,609

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                       1,678,794

 Assets and liabilities in foreign currencies                43           1,678,837

NET GAIN (LOSS)                                                           2,507,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 2,799,216
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED     YEAR ENDED
                                                          NOVEMBER 30,   NOVEMBER 30,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 291,770      $ 227,830
Net investment income

 Net realized gain (loss)                                  828,609        349,107

 Change in net unrealized appreciation (depreciation)      1,678,837      1,499,475

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           2,799,216      2,076,412
FROM OPERATIONS

Distributions to shareholders                              (257,012)      (189,161)
From net investment income

 From net realized gain                                    (347,350)      (351,737)

 TOTAL DISTRIBUTIONS                                       (604,362)      (540,898)

Share transactions                                         4,678,475      4,531,327
Net proceeds from sales of shares

 Reinvestment of distributions                             583,372        521,445

 Cost of shares redeemed                                   (3,413,375)    (2,640,770)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,848,472      2,412,002
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,043,326      3,947,516

NET ASSETS

 Beginning of period                                       11,552,700     7,605,184

 End of period (including undistributed net investment    $ 15,596,026   $ 11,552,700
income of $70,992 and $36,874, respectively)

OTHER INFORMATION
Shares

 Sold                                                      206,780        232,585

 Issued in reinvestment of distributions                   26,774         28,726

 Redeemed                                                  (150,529)      (134,237)

 Net increase (decrease)                                   83,025         127,074



FINANCIAL HIGHLIGHTS
                               YEARS ENDED NOVEMBER 30,

                               1996      1995   1994 B   1993   1992

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 21.53    $ 18.57    $ 18.85   $ 16.57   $ 13.87
of period

Income from Investment
Operations

 Net investment income          .48        .42        .37       .44       .40

 Net realized and               4.23       3.80       .53       2.62      2.75
 unrealized gain (loss)

 Total from investment          4.71       4.22       .90       3.06      3.15
 operations



Less Distributions

 From net                       (.43)      (.40)      (.47)     (.41)     (.32)
 investment income

 From net realized gain         (.64)      (.86)      (.71)     (.37)     (.13)

 Total distributions            (1.07)     (1.26)     (1.18)    (.78)     (.45)

Net asset value, end           $ 25.17    $ 21.53    $ 18.57   $ 18.85   $ 16.57
of period

TOTAL RETURN A                  22.75%     24.13%     4.91%     19.08%    23.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 15,596   $ 11,553   $ 7,605   $ 4,815   $ 1,942
(in millions)

Ratio of expenses to            .73%       .76%       .83%      .89%      1.01%
average net assets

Ratio of expenses to            .72% C     .75% C     .81%      .88%      1.01%
average net assets after                             C         C
expense reductions

Ratio of net investment         2.13%      2.37%      2.36%     2.69%     3.09%
income to average net
assets

Portfolio turnover rate         46%        45%        75%       55%       89%

Average commission rate D      $ .0397


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
B EFFECTIVE DECEMBER 31, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
 OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY
REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED
IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




15. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
16. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period the fund had no investments in restricted securities (excluding 144A issues).
17. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $7,368,459,000 and $5,625,181,000, respectively.
18. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .20%. For the period, the management fee was equivalent to an annual rate of .51% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $11,000 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,030,000 for the period.
19. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,166,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $23,000 and $84,000, respectively under these arrangements.
20. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Angerstein Underwriting Trust PLC  $ - $ - $ 183 $ 12,897Berkley (W.R.)
Corp.   -  -  -  53,705
Ferro Corp.   4,240  -  868  45,392Gryphon Holdings, Inc.   -  -  -  7,739
Hornbeck Offshore Services Inc.   -  -  -  -
McDermott (J. Ray) SA   10,813  -  -  65,083Russell Corp.   17,007  30,917
1,237  57,319
Ryerson Tull, Inc. Class A   185  -  -  4,433Stewart & Stevenson Services,
Inc.   583  -  -  41,790Syndicate Capital Trust PLC   -  -  77  7,946
Terra Nova (Bermuda) Holdings Ltd.   1,907  -  50  30,760 Western Atlas,
Inc.   24,360  -  -  222,213
TOTALS  $ 59,095 $ 30,917 $ 2,415 $ 549,277
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Financial Trust and the Shareholders of Fidelity Equity-Income II Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income II Fund (a fund of Fidelity Financial Trust) at November 30, 1996, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Fidelity Equity-Income II Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/s/: Price Waterhouse LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
January 3, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Equity-Income II Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
12/30/96 12/27/96 $.15 $1.04
1/6/97 1/3/97 __ $.12
A total of 44% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. A total of 3.5% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Bettina E. Doulton, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan(registered trademark) Fund
Real Estate Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE